UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Abigail J. Murray, Esq., Secretary

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  November 30

Date of reporting period:   June 1, 2015 – August 31, 2015

Item 1. Schedule of Investments.

Alerian Energy Infrastructure ETF	SCHEDULE OF INVESTMENTS

August 31, 2015 (Unaudited)

Security Description	Shares	Value

Canadian Energy Infrastructure Companies (24.92%)
Energy (22.36%)
AltaGas, Ltd.	9,661	$265,611
Enbridge, Inc.	18,024	744,881
Gibson Energy, Inc.	9,140	134,780
Inter Pipeline, Ltd.	24,357	522,094
Pembina Pipeline Corp.	24,852	689,494
TransCanada Corp.	20,397	711,631
Veresen, Inc.	21,130	218,271

Total Energy		3,286,762

Utilities (2.56%)
Keyera Corp.	12,253	376,084

Total Canadian Energy Infrastructure Companies
(Cost $4,848,219)		3,662,846

U.S. Energy Infrastructure Companies (27.01%)
Energy (14.84%)
Columbia Pipeline Group, Inc.	15,303	388,084
Kinder Morgan, Inc.	20,873	676,494
Macquarie Infrastructure Corp.	3,588	282,447
The Williams Cos., Inc.	17,291	833,426

Total Energy		2,180,451

Utilities (12.17%)
CenterPoint Energy, Inc.	20,805	387,389
Dominion Resources, Inc.	12,561	876,130
NiSource, Inc.	15,302	256,920
OGE Energy Corp.	9,590	268,904

Total Utilities		1,789,343

Total U.S. Energy Infrastructure Companies
(Cost $4,316,583)		3,969,794

U.S. Energy Infrastructure MLPs (24.18%)
Energy (23.74%)
Buckeye Partners LP	6,441	453,575
Cheniere Energy Partners LP	1,989	59,153
Energy Transfer Equity LP	24,168	677,912
Enterprise Products Partners LP	26,080	733,109
EQT GP Holdings LP	1,183	38,471
Magellan Midstream Partners LP	10,564	745,501
MarkWest Energy Partners LP	9,437	531,964
MPLX LP	1,006	49,918
NuStar GP Holdings LLC	1,506	49,999
Phillips 66 Partners LP	1,049	65,458
Shell Midstream Partners LP	2,152	85,155

Total Energy		3,490,215

Security Description		Shares	Value

Utilities (0.44%)
Western Gas Equity Partners LP		1,209	$64,198

Total U.S. Energy Infrastructure MLPs
(Cost $4,210,558)			3,554,413

U.S. General Partners (22.51%)
Energy (22.51%)
EnLink Midstream LLC		5,886	140,440
Exterran Holdings, Inc.		8,564	191,148
ONEOK, Inc.		21,141	761,287
Plains GP Holdings LP, Class A		30,084	589,346
SemGroup Corp., Class A		5,492	302,060
Spectra Energy Corp.		24,744	719,308
Tallgrass Energy GP LP		6,017	172,086
Targa Resources Corp.		6,563	433,552

Total Energy			3,309,227

Total U.S. General Partners
(Cost $4,818,070)			3,309,227

7 Day Yield		Shares	Value

Short Term Investments (0.11%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.081%	16,481	16,481

Total Short Term Investments
(Cost $16,481)			16,481

Total Investments (98.73%)
(Cost $18,209,911)			$14,512,761

Net Other Assets and Liabilities (1.27%)			187,224

Net Assets (100.00%)			$14,699,985

Common Abbreviations:

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

Alerian MLP ETF	SCHEDULE OF INVESTMENTS

August 31, 2015 (Unaudited)

Security Description		Shares	Value

Master Limited Partnerships (102.11%)
Gathering & Processing (28.73%)
Crestwood Midstream Partners LP		10,823,907	$84,534,714
DCP Midstream Partners LP		6,507,057	183,499,007
EnLink Midstream Partners LP		9,630,277	169,781,784
MarkWest Energy Partners LP		11,464,058	646,228,949
Targa Resources Partners LP		11,013,985	332,512,207
Western Gas Partners LP		5,480,542	322,420,286
Williams Partners LP		13,437,079	535,467,598

Total Gathering & Processing			2,274,444,545

Natural Gas Transportation (31.48%)
Energy Transfer Partners LP		12,934,862	635,619,119
Enterprise Products Partners LP		30,125,185	846,818,951
EQT Midstream Partners LP		3,441,339	267,736,174
ONEOK Partners LP		11,468,998	371,022,085
Spectra Energy Partners LP		3,787,046	192,912,123
TC PipeLines LP		3,293,296	177,772,118

Total Natural Gas Transportation			2,491,880,570

Petroleum Transportation (41.90%)
Buckeye Partners LP		5,772,492	406,498,887
Enbridge Energy Partners LP		12,399,424	350,655,711
Genesis Energy LP		5,955,882	260,033,808
Magellan Midstream Partners LP		9,141,259	645,098,648
NGL Energy Partners LP		5,890,595	141,963,339
NuStar Energy LP		4,566,202	238,264,420
Plains All American Pipeline LP		15,496,476	558,802,925
Shell Midstream Partners LP		3,237,661	128,114,246
Sunoco Logistics Partners LP		11,626,627	393,328,791
Tesoro Logistics LP		3,687,954	194,760,851

Total Petroleum Transportation			3,317,521,626

Total Master Limited Partnerships
(Cost $7,780,613,274)			8,083,846,741

7 Day Yield		Shares	Value

Short Term Investments (0.05%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.081%	3,589,503	3,589,503

Total Short Term Investments
(Cost $3,589,503)			3,589,503

Total Investments (102.16%)
(Cost $7,784,202,777)			$8,087,436,244

Net Liabilities Less Other Assets (-2.16%)			(171,222,883)

Net Assets (100.00%)			$7,916,213,361

Common Abbreviations:

LP - Limited Partnership.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.88%)
Brazil (8.47%)
Cielo SA, Sponsored ADR	16,370	$173,686
CPFL Energia SA	34,795	152,549
EcoRodovias Infraestrutura e Logistica SA	82,618	157,187
Natura Cosmeticos SA	23,315	151,141
Souza Cruz SA	27,174	198,561

Total Brazil		833,124

Chile (1.62%)
SONDA SA	97,175	158,749

China (9.23%)
AAC Technologies Holdings, Inc.	39,780	224,050
Agile Property Holdings, Ltd.	282,465	138,498
Evergrande Real Estate Group, Ltd.	332,582	218,859
Jiangsu Expressway Co., Ltd., Class H	156,472	184,939
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	67,748	141,264

Total China		907,610

Colombia (1.61%)
Ecopetrol SA, Sponsored ADR	15,116	158,416

Czech Republic (7.68%)
CEZ A.S.	8,419	192,495
O2 Czech Republic A.S.	58,179	562,712

Total Czech Republic		755,207

Hungary (2.14%)
Richter Gedeon Nyrt	13,723	209,866

India (2.42%)
Infosys, Ltd., Sponsored ADR	13,842	237,390

Indonesia (1.49%)
Indo Tambangraya Megah Tbk PT	220,261	146,579

Malaysia (9.04%)
Berjaya Sports Toto Bhd	249,400	175,174
British American Tobacco Malaysia Bhd	13,527	200,264
Felda Global Ventures Holdings Bhd	437,300	127,025
YTL Corp. Bhd	530,900	197,192

Security Description	Shares	Value

Malaysia (continued)
YTL Power International Bhd	513,718	$189,586

Total Malaysia		889,241

Mexico (6.77%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	30,628	256,239
Grupo Financiero Santander Mexico SAB de CV, Class B	120,220	188,162
Kimberly-Clark de Mexico SAB de CV, Class A	98,665	221,332

Total Mexico		665,733

Poland (8.98%)
Bank Handlowy w Warszawie SA	7,703	178,359
KGHM Polska Miedz SA	6,983	145,228
PGE Polska Grupa Energetyczna SA	41,669	172,262
Powszechny Zaklad Ubezpieczen SA	1,862	212,437
Synthos SA	167,243	174,952

Total Poland		883,238

Russia (9.54%)
Gazprom PAO, Sponsored ADR	41,268	181,992
MegaFon PJSC, GDR(a)	15,616	200,666
Mobile Telesystems OJSC, Sponsored ADR	22,997	175,467
Rosneft OAO, GDR(a)	49,037	184,771
Sistema JSFC, GDR(a)	26,483	195,445

Total Russia		938,341

South Africa (11.96%)
Assore, Ltd.	22,994	148,922
Exxaro Resources, Ltd.	29,687	151,836
Life Healthcare Group Holdings, Ltd.	74,603	214,129
Netcare, Ltd.	73,418	220,694
PPC, Ltd.	137,840	225,573
Truworths International, Ltd.	32,355	214,429

Total South Africa		1,175,583

Thailand (10.59%)
BEC World Pcl	191,570	197,743
BTS Group Holdings Pcl	726,620	197,644
Bumrungrad Hospital Pcl	38,600	248,754
Delta Electronics Thailand Pcl	80,424	195,198
Intouch Holdings Pcl	94,182	202,316

Total Thailand		1,041,655

Turkey (8.34%)
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	71,147	206,818
Eregli Demir ve Celik Fabrikalari TAS	138,017	187,797
Tofas Turk Otomobil Fabrikasi AS	35,360	219,307

Security Description		Shares	Value

Turkey (continued)
Turk Traktor ve Ziraat Makineleri AS		8,474	$206,005

Total Turkey			819,927

TOTAL COMMON STOCKS
(Cost $11,573,786)			9,820,659

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.05%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.081%	5,123	$5,123

TOTAL SHORT TERM INVESTMENTS
(Cost $5,123)			5,123

TOTAL INVESTMENTS (99.93%)
(Cost $11,578,909)			$9,825,782

NET OTHER ASSETS AND LIABILITIES (0.07%)			6,367

NET ASSETS (100.00%)			$9,832,149

(a)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of August 31, 2015, the aggregate market values of these securities were $580,882, representing 5.91% of the Fund’s net assets.

Common Abbreviations:

ADR - American Depositary Receipt.

AS - Andonim Sirketi is a joint stock company in Turkey.

A.S. - Akciova Spolecnost is a joint stock company in the Czech Republic.

Bhd - Berhad is a public limited company in Malaysia.

GDR -  Global Depositary Receipt

JSFC - Joint Stock Financial Corporation.

Ltd. - Limited.

Nyrt - Hungarian for Public Limited Company.

OAO - Otkrytoe Aktsionernoe Obschestvo is the Russian Term for Open Joint Stock Company.

OJSC - Open Joint Stock Company.

PAO - Publichnoye Aktsionernoye Obschestvo is the Russian Term for Public Stock Company.

Pcl - A rearrangement of the letters for public limited company, used in Thailand.

PJSC - Private Joint Stock Company

SA - Generally designated corporations in various countries, mostly those employing civil law.

SAB de CV - A variable capital company.

TAS - Turk Anonin Sirketi is the Turkish term for Joint Stock Company.

Tbk PT - Terbuka is the Indonesian term for limited liability company.

See Notes to Quarterly Schedule of Investments.

ALPS ENHANCED PUT WRITE STRATEGY ETF	SCHEDULE OF INVESTMENTS

August 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS (65.22%)
Communications (4.20%)
Orange S.A.
2.13%, 09/16/2015	$100,000	$100,053

Consumer, Non-cyclical (21.00%)
Abbvie, Inc.
1.20%, 11/06/2015	500,000	500,380

Financials (29.52%)
American International Group, Inc.
5.05%, 10/01/2015	100,000	100,340
Aon Corp.
3.50%, 09/30/2015	100,000	100,186
Morgan Stanley
5.38%, 10/15/2015(a)	500,000	502,786

Total Financials		703,312

Industrials (4.20%)
Eaton Corp.
0.95%, 11/02/2015	100,000	100,027

Technology (6.30%)
Computer Sciences Corp.
2.50%, 09/15/2015	150,000	150,033

TOTAL CORPORATE BONDS
(Cost $1,553,984)		1,553,805

TOTAL INVESTMENTS (65.22%)
(Cost $1,553,984)		$1,553,805

NET OTHER ASSETS AND LIABILITIES (34.78%)		828,489

NET ASSETS (100.00%)		$2,382,294

(a)	All or a portion of this security is being held as collateral for written options.

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value

WRITTEN PUT OPTIONS
S&P 500® PM Settled Index	09/18/2015	$1,980.00	(11)	$(54,725)
SPDR® S&P 500® ETF Trust	09/18/2015	197.00	(13)	(6,104)
TOTAL WRITTEN PUT OPTIONS

(Premiums received $66,495)				$(60,829)

Common Abbreviations:

S&P - Standard & Poor’s.

S.A. - Generally designates corporations in various countries, mostly those employing the civil law.

SPDR - Standard & Poor’s Depositary Receipt.

See Notes to Quarterly Schedule of Investments.

ALPS EQUAL SECTOR WEIGHT ETF	SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

SECURITY DESCRIPTION		SHARES	VALUE

EXCHANGE TRADED FUNDS (99.95%)
Consumer Discretionary (11.50%)
Consumer Discretionary Select Sector SPDR® Fund		205,353	$15,397,368

Consumer Staples (11.55%)
Consumer Staples Select Sector SPDR® Fund		326,852	15,463,368

Energy (10.39%)
Energy Select Sector SPDR® Fund		209,520	13,918,414

Financials (11.25%)
Financial Select Sector SPDR® Fund		642,871	15,062,468

Healthcare (11.06%)
Health Care Select Sector SPDR® Fund		210,073	14,808,046

Industrials (10.93%)
Industrial Select Sector SPDR® Fund		285,438	14,640,115

Materials (10.26%)
Materials Select Sector SPDR® Fund		316,762	13,734,800

Technology (11.23%)
Technology Select Sector SPDR® Fund		373,875	15,040,991

Utilities (11.78%)
Utilities Select Sector SPDR® Fund		371,690	15,781,957

TOTAL EXCHANGE TRADED FUNDS
(Cost $118,431,881)			133,847,527

7 DAY YIELD		SHARES	VALUE

SHORT TERM INVESTMENTS (0.06%)
Morgan Stanley Institutional Liquidity Fund, Prime Portfolio	0.081%	78,385	78,385

TOTAL SHORT TERM INVESTMENTS
(Cost $78,385)			78,385

TOTAL INVESTMENTS (100.01%)
(Cost $118,510,266)			$133,925,912

NET LIABILITIES LESS OTHER ASSETS (-0.01%)			(11,334)

NET ASSETS (100.00%)			$133,914,578

Common Abbreviations:

SPDR® - Standard & Poor’s Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.97%)
Australia (18.65%)
AGL Energy, Ltd.	261,859	$3,147,485
BHP Billiton, Ltd.	148,855	2,667,385
Fortescue Metals Group, Ltd.	1,688,134	2,294,599
Insurance Australia Group, Ltd.	748,264	2,699,786
National Australia Bank, Ltd.	128,740	2,855,728
Telstra Corp., Ltd.	688,701	2,827,959
Wesfarmers, Ltd.	100,529	2,908,876
Westpac Banking Corp.	131,172	2,903,140
Woodside Petroleum, Ltd.	113,083	2,596,140
Woolworths, Ltd.	154,236	2,897,718

Total Australia		27,798,816

Austria (1.97%)
OMV AG	114,788	2,942,007

Belgium (2.21%)
Proximus	91,641	3,300,489

Finland (2.06%)
UPM-Kymmene OYJ	183,984	3,070,027

France (10.63%)
Bouygues SA	83,164	3,167,367
Cap Gemini SA	36,492	3,280,875
Engie	166,288	2,982,804
Orange SA	205,239	3,245,055
Sanofi	32,023	3,168,356

Total France		15,844,457

Germany (2.18%)
ProSiebenSat.1 Media SE	66,841	3,255,621

Hong Kong (3.20%)
Li & Fung, Ltd.	3,801,813	2,506,728
SJM Holdings, Ltd.	2,495,548	2,257,249

Total Hong Kong		4,763,977

Italy (4.28%)
Atlantia SpA	129,177	3,458,651
Eni SpA	177,879	2,920,251

Total Italy		6,378,902

Japan (8.49%)
Canon, Inc.	94,763	2,897,566
Eisai Co., Ltd.	50,472	3,444,594

Security Description		Shares	Value

Japan (continued)
Ricoh Co., Ltd.		316,800	$3,097,838
Takeda Pharmaceutical Co., Ltd.		65,289	3,210,731

Total Japan			12,650,729

Norway (4.07%)
Gjensidige Forsikring ASA		207,408	3,081,422
Orkla ASA		403,974	2,978,907

Total Norway			6,060,329

Spain (10.10%)
Amadeus IT Holding SA, Class A		78,969	3,306,230
Banco Santander SA		440,209	2,697,135
Ferrovial SA		146,935	3,515,310
Repsol SA		168,924	2,417,814
Telefonica SA		220,256	3,111,749

Total Spain			15,048,238

Sweden (5.59%)
Sandvik AB		261,436	2,526,041
Telefonaktiebolaget LM Ericsson, Class B		284,072	2,769,920
TeliaSonera AB		537,100	3,031,259

Total Sweden			8,327,220

United Kingdom (25.54%)
Antofagasta Plc		281,946	2,634,815
AstraZeneca Plc		49,038	3,100,251
BAE Systems Plc		421,918	2,927,693
BP Plc		471,574	2,608,688
British American Tobacco Plc		60,380	3,223,402
Centrica Plc		783,747	2,924,869
GlaxoSmithKline Plc		150,340	3,092,490
Imperial Tobacco Group Plc		63,172	3,062,254
Marks & Spencer Group Plc		370,144	2,962,047
National Grid Plc		241,279	3,184,457
Pearson Plc		162,244	2,820,756
Rio Tinto, Ltd.		72,708	2,602,138
SSE Plc		129,536	2,923,951

Total United Kingdom			38,067,811

TOTAL COMMON STOCKS
(Cost $165,787,406)			147,508,623

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.18%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.081%	261,455	261,455

TOTAL SHORT TERM INVESTMENTS
(Cost $261,455)			261,455

Security Description	Shares	Value

TOTAL INVESTMENTS (99.15%)
(Cost $166,048,861)		$147,770,078

NET OTHER ASSETS AND LIABILITIES (0.85%)		1,278,379

NET ASSETS (100.00%)		$149,048,457

Common Abbreviations:

AB - Aktiebolag is the Swedish term for corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited b shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

Ltd. - Limited.

OYJ - Osakeyhtio is the Finnish term for public limited company.

Plc - Public Limited Company.

SA - Generally designated corporations in various countries, mostly those employing civil law.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SpA - Societa per Azioni is an Italian shared company.

See Notes to Quarterly Schedule of Investments.

ALPS MEDICAL BREAKTHROUGHS ETF	SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.92%)
Biotechnology (66.13%)
ACADIA Pharmaceuticals, Inc.(a)	159,103	$5,827,943
Acceleron Pharma, Inc.(a)	52,049	1,508,380
Achillion Pharmaceuticals, Inc.(a)	186,486	1,378,132
Acorda Therapeutics, Inc.(a)	67,881	2,170,156
Adamas Pharmaceuticals, Inc.(a)	28,273	567,156
Aduro Biotech, Inc.(a)	93,514	1,810,431
Affimed NV(a)	45,977	463,448
Akebia Therapeutics, Inc.(a)	45,746	318,392
Alder Biopharmaceuticals, Inc.(a)	60,213	2,333,254
Anacor Pharmaceuticals, Inc.(a)	69,405	9,051,106
Applied Genetic Technologies Corp.(a)	26,135	429,398
Ardelyx, Inc.(a)	29,586	561,542
Arena Pharmaceuticals, Inc.(a)	383,954	1,040,515
Atara Biotherapeutics, Inc.(a)	38,641	1,566,120
Cara Therapeutics, Inc.(a)	36,210	686,542
Celldex Therapeutics, Inc.(a)	156,220	2,318,305
Chimerix, Inc.(a)	71,532	3,500,776
Clovis Oncology, Inc.(a)	54,038	4,207,399
Coherus Biosciences, Inc.(a)	60,025	1,656,690
Dyax Corp.(a)	231,086	5,319,600
Emergent BioSolutions, Inc.(a)	60,846	2,025,563
Enanta Pharmaceuticals, Inc.(a)	29,653	1,157,653
Genocea Biosciences, Inc.(a)	38,307	445,510
Halozyme Therapeutics, Inc.(a)	201,875	3,524,737
ImmunoGen, Inc.(a)	136,717	1,840,211
Karyopharm Therapeutics, Inc.(a)	56,622	784,781
KYTHERA Biopharmaceuticals, Inc.(a)	40,941	3,059,112
Ligand Pharmaceuticals, Inc.(a)	31,199	2,868,436
MacroGenics, Inc.(a)	47,663	1,255,920
MannKind Corp.(a)	649,721	2,462,443
Merrimack Pharmaceuticals, Inc.(a)	174,533	1,761,038
Neurocrine Biosciences, Inc.(a)	135,499	6,284,444
OncoMed Pharmaceuticals, Inc.(a)	47,619	932,856
Ophthotech Corp.(a)	54,407	2,395,540
Osiris Therapeutics, Inc.(a)	54,553	981,954
Otonomy, Inc.(a)	38,287	867,966
PDL BioPharma, Inc.	260,301	1,470,701
Portola Pharmaceuticals, Inc.(a)	82,566	3,893,813
Progenics Pharmaceuticals, Inc.(a)	110,480	809,818
PTC Therapeutics, Inc.(a)	53,691	2,050,459
Rigel Pharmaceuticals, Inc.(a)	139,824	419,472
Sage Therapeutics, Inc.(a)	44,999	2,430,396
Seattle Genetics, Inc.(a)	181,748	7,318,992
Spark Therapeutics, Inc.(a)	38,932	1,697,825
TESARO, Inc.(a)	63,451	3,266,457
Threshold Pharmaceuticals, Inc.(a)	113,158	475,264
Tokai Pharmaceuticals, Inc.(a)	35,556	419,916
Ultragenyx Pharmaceutical, Inc.(a)	56,954	6,357,205
Verastem, Inc.(a)	57,957	352,958
Versartis, Inc.(a)	46,423	602,106
XBiotech, Inc.(a)	50,314	965,023

Security Description		Shares	Value

Biotechnology (66.13%) (continued)
Zafgen, Inc.(a)		42,662	$1,558,016

Total Biotechnology			113,451,870

Pharmaceuticals (33.79%)
Aerie Pharmaceuticals, Inc.(a)		40,329	637,602
Akorn, Inc.(a)		181,526	7,222,920
Ascendis Pharma A/S, ADR(a)		37,810	723,683
BioDelivery Sciences International, Inc.(a)		83,127	561,107
Catalent, Inc.(a)		197,155	6,267,557
Depomed, Inc.(a)		95,122	2,561,635
Endocyte, Inc.(a)		66,514	350,529
FibroGen, Inc.(a)		94,016	2,303,392
Flexion Therapeutics, Inc.(a)		34,041	820,729
Foamix Pharmaceuticals, Ltd.(a)		47,724	484,876
Forward Pharma A/S, ADR(a)		73,786	1,941,310
Horizon Pharma Plc(a)		245,084	7,161,354
Impax Laboratories, Inc.(a)		113,742	4,658,872
The Medicines Co.(a)		105,062	4,307,542
Neuroderm, Ltd.(a)		26,961	689,123
Ocular Therapeutix, Inc.(a)		39,185	690,440
Pacira Pharmaceuticals, Inc.(a)		57,812	3,327,081
POZEN, Inc.(a)		51,353	448,312
Radius Health, Inc.(a)		60,108	3,658,173
Revance Therapeutics, Inc.(a)		37,984	1,149,396
SciClone Pharmaceuticals, Inc.(a)		78,685	618,464
Sucampo Pharmaceuticals, Inc., Class A(a)		71,634	1,924,089
Supernus Pharmaceuticals, Inc.(a)		75,768	1,375,189
Theravance, Inc.		185,398	2,578,886
Trevena, Inc.(a)		62,429	374,574
Vitae Pharmaceuticals, Inc.(a)		34,631	268,737
VIVUS, Inc.(a)		164,788	186,210
XenoPort, Inc.(a)		99,583	672,185

Total Pharmaceuticals			57,963,967

TOTAL COMMON STOCKS
(Cost $186,842,620)			171,415,837

RIGHTS (0.00%)(b)
Biotechnology (0.00%)(b)
Prosensa Holding NV - CVR(a)		3,423	3,081

Total Biotechnology			3,081

TOTAL RIGHTS
(Cost $3,697)			3,081

7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.13%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.081%	214,750	214,750

TOTAL SHORT TERM INVESTMENTS
(Cost $214,750)			214,750

Value

TOTAL INVESTMENTS (100.05%)
(Cost $187,061,067)	$171,633,668

NET LIABILITIES LESS OTHER ASSETS (-0.05%)	(77,183)

NET ASSETS (100.00%)	$171,556,485

(a)	Non-income producing security.
(b)	Less than 0.005% of Net Assets.

Common Abbreviations:

ADR - American Depositary Receipt.

CVR - Contingent Value Rights.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Company.

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.22%)
Consumer Discretionary (10.05%)
Coach, Inc.	632,434	$19,131,129
Darden Restaurants, Inc.	326,088	22,177,245
GameStop Corp., Class A	517,003	21,962,287
Mattel, Inc.	850,019	19,915,945
Staples, Inc.	1,360,138	19,327,561

Total Consumer Discretionary		102,514,167

Consumer Staples (10.91%)
Altria Group, Inc.	462,343	24,772,338
The Kraft Heinz Co.	262,222	19,053,050
Philip Morris International, Inc.	271,312	21,650,698
The Procter & Gamble Co.	281,617	19,901,873
Reynolds American, Inc.	308,493	25,836,289

Total Consumer Staples		111,214,248

Energy (8.65%)
ConocoPhillips	349,713	17,188,394
Diamond Offshore Drilling, Inc.	780,159	18,497,570
Ensco Plc, Class A	943,532	17,087,365
Noble Corp. Plc	1,354,323	17,633,285
Transocean, Ltd.	1,249,910	17,786,219

Total Energy		88,192,833

Financials (10.30%)
BB&T Corp.	540,816	19,966,927
Cincinnati Financial Corp.	433,654	22,693,114
JPMorgan Chase & Co.	325,439	20,860,640
People’s United Financial, Inc.	1,384,713	21,463,051
Prudential Financial, Inc.	248,871	20,083,890

Total Financials		105,067,622

Health Care (10.55%)
Baxter International, Inc.	598,955	23,029,820
Eli Lilly & Co.	263,761	21,720,718
Johnson & Johnson	225,817	21,222,282
Merck & Co., Inc.	383,791	20,667,145
Pfizer, Inc.	649,261	20,919,190

Total Health Care		107,559,155

Industrials (10.23%)
Eaton Corp. Plc	309,001	17,631,597
General Electric Co.	810,912	20,126,836
Lockheed Martin Corp.	116,281	23,393,411
Pitney Bowes, Inc.	1,021,665	20,239,184
Waste Management, Inc.	458,537	22,954,362

Total Industrials		104,345,390

Information Technology (14.21%)
AT&T, Inc.	641,004	21,281,333

	Security Description	Shares	Value

Information Technology (continued)
	CA, Inc.	736,933	$20,110,901
	KLA-Tencor Corp.	397,415	19,914,466
	Microchip Technology, Inc.	468,978	19,931,565
	Paychex, Inc.	462,759	20,666,817
	Seagate Technology Plc	414,772	21,319,281
	Verizon Communications, Inc.	470,087	21,628,703

Total Information Technology			144,853,066

Materials (8.57%)
	The Dow Chemical Co.	428,468	18,749,760
	Freeport-McMoRan, Inc.	1,121,199	11,929,557
	International Paper Co.	434,249	18,733,502
	LyondellBasell Industries NV, Class A	213,006	18,186,452
	Nucor Corp.	457,104	19,788,032

	Total Materials		87,387,303

Telecommunication Services (4.04%)
	CenturyLink, Inc.	682,161	18,445,633
	Frontier Communications Corp.	4,477,997	22,703,445

Total Telecommunication Services			41,149,078

Utilities (11.71%)
	Consolidated Edison, Inc.	386,006	24,283,637
	Dominion Resources, Inc.	332,482	23,190,620
	PPL Corp.	736,674	22,829,527
	The Southern Co.	525,070	22,793,289
	TECO Energy, Inc.	1,247,804	26,291,230

	Total Utilities		119,388,303

TOTAL COMMON STOCKS
	(Cost $1,089,676,083)		1,011,671,165

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.46%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.081%	4,681,846	4,681,846

TOTAL SHORT TERM INVESTMENTS
	(Cost $4,681,846)		4,681,846

TOTAL INVESTMENTS (99.68%)
	(Cost $1,094,357,929)		$1,016,353,011

NET OTHER ASSETS AND LIABILITIES (0.32%)			3,244,554

NET ASSETS (100.00%)			$1,019,597,565

Common Abbreviations:

Ltd.- Limited.

NV- Naamloze Vennootschap is the Dutch term for a public limited liability corporation

Plc- Public Limited Company.

See Notes to Quarterly Schedule of Investments.

ALPS SECTOR LEADERS ETF	SCHEDULE OF INVESTMENTS

August 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.78%)
Consumer Discretionary (11.89%)
Chipotle Mexican Grill, Inc.(a)	92	$65,321
Fossil Group, Inc.(a)	794	48,895
The Gap, Inc.	1,474	48,362
O’Reilly Automotive, Inc.(a)	250	60,018
The Priceline Group, Inc.(a)	48	59,935

Total Consumer Discretionary		282,531

Consumer Staples (10.45%)
Brown-Forman Corp., Class B	574	56,309
CVS Health Corp.	552	56,525
The Estee Lauder Company, Inc., Class A	648	51,691
Keurig Green Mountain, Inc.	674	38,148
Whole Foods Market, Inc.	1,398	45,798

Total Consumer Staples		248,471

Energy (9.93%)
EOG Resources, Inc.	630	49,335
FMC Technologies, Inc.(a)	1,320	45,909
Helmerich & Payne, Inc.	768	45,320
Pioneer Natural Resources Co.	382	47,009
Schlumberger Ltd.	626	48,434

Total Energy		236,007

Financials (10.57%)
Affiliated Managers Group, Inc.(a)	254	47,356
The Allstate Corp.	838	48,839
Lincoln National Corp.	922	46,828
T. Rowe Price Group, Inc.	720	51,753
The Travelers Cos, Inc.	568	56,544

Total Financials		251,320

Health Care (11.65%)
Alexion Pharmaceuticals, Inc.(a)	334	57,511
Biogen, Inc.(a)	146	43,406
Cigna Corp.	412	58,006
Edwards Lifesciences Corp.(a)	422	59,451
Regeneron Pharmaceuticals, Inc.(a)	114	58,539

Total Health Care		276,913

Industrials (10.75%)
Fastenal Co.	1,342	51,721
Flowserve Corp.	1,040	46,935
Robert Half International, Inc.	1,000	51,030
Snap-On, Inc.	360	57,517
Union Pacific Corp.	562	48,186

Total Industrials		255,389

Information Technology (10.42%)
Apple, Inc.	444	50,065
Cognizant Technology Solutions Corp., Class A(a)	888	55,891

Security Description		Shares	Value

Information Technology (10.42%) (continued)
Skyworks Solutions, Inc.		538	$46,994
Western Digital Corp.		606	49,668
Yahoo!, Inc.(a)		1,392	44,878

Total Information Technology			247,496

Materials (11.70%)
Avery Dennison Corp.		908	52,737
Ecolab, Inc.		494	53,915
International Flavors & Fragrances, Inc.		512	56,090
Martin Marietta Materials, Inc.		382	64,100
The Sherwin-Williams Co.		200	51,162

Total Materials			278,004

Utilities (12.42%)
The AES Corp.		4,228	50,736
AGL Resources, Inc.		1,180	71,968
DTE Energy Co.		762	59,482
NextEra Energy, Inc.		568	55,897
Public Service Enterprise Group, Inc.		1,422	57,235

Total Utilities			295,318

TOTAL COMMON STOCKS
(Cost $2,509,326)			2,371,449

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.10%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.081%	2,454	2,454

TOTAL SHORT TERM INVESTMENTS
(Cost $2,454)			2,454

TOTAL INVESTMENTS (99.88%)
(Cost $2,511,780)			$2,373,903

NET OTHER ASSETS AND LIABILITIES (0.12%)			2,778

NET ASSETS (100.00%)			$2,376,681

(a)	Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

ALPS SECTOR LOW VOLATILITY ETF	SCHEDULE OF INVESTMENTS

August 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.74%)
Consumer Discretionary (9.20%)
Autozone, Inc.(a)	85	$60,860
Genuine Parts Co.	635	53,016
McDonald’s Corp.	607	57,677
Omnicom Group, Inc.	796	53,316

Total Consumer Discretionary		224,869

Consumer Staples (11.68%)
CVS Health Corp.	564	57,754
General Mills, Inc.	1,050	59,598
McCormick & Co., Inc.	749	59,381
PepsiCo, Inc.	615	57,152
The Procter & Gamble Co.	731	51,660

Total Consumer Staples		285,545

Energy (10.29%)
Chevron Corp.	577	46,731
Exxon Mobil Corp.	686	51,615
Kinder Morgan, Inc.	1,482	48,031
Occidental Petroleum Corp.	742	54,173
Spectra Energy Corp.	1,752	50,931

Total Energy		251,481

Financials (12.13%)
ACE Ltd.	547	55,882
Chubb Corp.	594	71,761
Cincinnati Financial Corp.	1,126	58,924
Marsh & McLennan Cos, Inc.	976	52,440
XL Group PLC	1,536	57,277

Total Financials		296,284

Health Care (11.25%)
AmerisourceBergen Corp.	523	52,321
Baxter International, Inc.	1,556	59,828
DaVita HealthCare Partners, Inc.(a)	709	53,629
Patterson Cos, Inc.	1,192	54,630
Pfizer, Inc.	1,687	54,355

Total Health Care		274,763

Industrials (11.46%)
Illinois Tool Works, Inc.	615	51,986
Republic Services, Inc.	1,427	58,479
Rockwell Collins, Inc.	613	50,174
Stericycle, Inc.(a)	424	59,843
Waste Management, Inc.	1,191	59,621

Total Industrials		280,103

Information Technology (11.44%)
AT&T, Inc.	1,664	55,245
Automatic Data Processing, Inc.	688	53,196
Fiserv, Inc.(a)	718	61,224

Security Description		Shares	Value

Information Technology (11.44%) (continued)
Paychex, Inc.		1,202	$53,681
Verizon Communications, Inc.		1,221	56,178

Total Information Technology			279,524

Materials (10.61%)
Airgas, Inc.		548	52,893
Ecolab, Inc.		505	55,116
Monsanto Co.		505	49,313
Praxair, Inc.		468	49,491
The Sherwin-Williams Co.		205	52,441

Total Materials			259,254

Utilities (11.68%)
Consolidated Edison, Inc.		1,003	63,099
Duke Energy Corp.		795	56,373
NextEra Energy, Inc.		581	57,176
Pepco Holdings, Inc.		2,160	49,637
The Southern Co.		1,364	59,211

Total Utilities			285,496

TOTAL COMMON STOCKS
(Cost $2,505,605)			2,437,319

7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.06%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.081%	1,500	1,500

TOTAL SHORT TERM INVESTMENTS
(Cost $1,500)			1,500

TOTAL INVESTMENTS (99.80%)
(Cost $2,507,105)			$2,438,819

NET OTHER ASSETS AND LIABILITIES (0.20%)			4,879

NET ASSETS (100.00%)			$2,443,698

(a)	Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

PLC - Public Limited Company.

See Notes to Quarterly Schedule of Investments.

ALPS STOXX EUROPE 600 ETF	SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.71%)
Australia (0.43%)
BHP Billiton PLC	1,509	$26,212

Total Australia		26,212

Austria (0.31%)
ams AG	45	1,673
ANDRITZ AG	51	2,445
Erste Group Bank AG(a)	219	6,526
IMMOFINANZ AG(a)	682	1,700
OMV AG	104	2,665
Raiffeisen Bank International AG(a)	85	1,151
voestalpine AG	80	2,927

Total Austria		19,087

Belgium (1.89%)
Ackermans & van Haaren NV	15	2,225
Ageas	148	6,062
Anheuser-Busch InBev SA	534	58,401
bpost SA	70	1,708
Cofinimmo SA, REIT	15	1,575
Colruyt SA	45	2,197
Delhaize Group	75	6,725
Groupe Bruxelles Lambert SA	60	4,662
KBC Groep NV	181	12,018
Proximus	100	3,602
Solvay SA	43	5,062
Telenet Group Holding NV(a)	35	1,973
UCB SA	94	7,124
Umicore SA	68	2,721

Total Belgium		116,055

Bermuda (0.08%)
Hiscox, Ltd.	210	2,900
Seadrill, Ltd.	257	1,926

Total Bermuda		4,826

Czech Republic (0.08%)
CEZ a.s.	119	2,721
Komercni banka a.s.	10	2,279

Total Czech Republic		5,000

Denmark (2.71%)
AP Moller-Maersk A/S, Class B	5	8,517
Carlsberg A/S, Class B	75	5,660
Chr. Hansen Holding A/S	70	3,525
Coloplast A/S, B Shares	85	5,790
Danske Bank A/S	494	15,300
DSV A/S	129	4,608
FLSmidth & Co. A/S	35	1,325
Genmab A/S(a)	32	2,875
GN Store Nord A/S	119	2,125
ISS A/S	69	2,406
Jyske Bank A/S(a)	50	2,795
Novo Nordisk A/S, Class B	1,352	75,046
Novozymes A/S, B Shares	155	6,753

Security Description	Shares	Value

Denmark (continued)
Pandora A/S	83	$9,590
Sydbank A/S	55	2,094
TDC A/S	584	3,696
Topdanmark A/S(a)	59	1,643
Tryg A/S	97	1,906
Vestas Wind Systems A/S	160	8,552
William Demant Holding A/S(a)	20	1,625

Total Denmark		165,831

Finland (1.38%)
Amer Sports OYJ	85	2,330
Elisa OYJ	110	3,666
Fortum OYJ	315	5,129
Huhtamaki OYJ	66	2,149
Kesko OYJ, B Shares	50	1,799
Kone OYJ, B Shares	275	10,887
Metso OYJ	80	1,975
Neste OYJ	94	2,414
Nokia OYJ	2,606	16,318
Nokian Renkaat OYJ	95	2,568
Orion OYJ, Class B	70	2,779
Outokumpu OYJ(a)	210	904
Sampo OYJ, A Shares	354	17,093
Stora Enso OYJ, R Shares	410	3,651
UPM-Kymmene OYJ	384	6,408
Wartsila OYJ Abp	110	4,557

Total Finland		84,627

France (14.82%)
Accor SA	130	6,168
Aeroports de Paris	25	2,871
Air France-KLM(a)	180	1,248
Air Liquide SA	239	28,657
Airbus Group SE	414	26,987
Alcatel-Lucent(a)	2,026	6,807
Alstom SA(a)	159	4,937
Arkema SA	46	3,247
Atos	55	4,180
AXA SA	1,500	37,831
BNP Paribas SA	789	49,820
Bollore SA	500	2,703
Bouygues SA	190	7,236
Bureau Veritas SA	155	3,540
Cap Gemini SA	115	10,339
Carrefour SA	389	12,650
Casino Guichard Perrachon SA	40	2,532
Christian Dior SE	40	7,424
Cie de Saint-Gobain	364	16,733
Cie Generale des Etablissements Michelin	135	13,072
CNP Assurances	109	1,682
Credit Agricole SA	808	10,957
Danone SA	430	26,727
Dassault Systemes	95	6,598
Edenred	145	3,076
Eiffage SA	55	3,527
Electricite de France SA	209	4,524
Engie	1,156	20,736
Essilor International SA	155	18,507

Security Description	Shares	Value

France (continued)
Eurazeo SA	31	$2,014
Eutelsat Communications SA	106	3,197
Faurecia	34	1,227
Fonciere Des Regions, REIT	20	1,669
Gecina SA, REIT	25	3,153
Groupe Eurotunnel SA	334	4,522
Hermes International	16	5,685
ICADE, REIT	25	1,791
Iliad SA	17	3,840
Imerys SA	25	1,725
Ingenico Group	36	4,460
JCDecaux SA	50	1,797
Kering	55	9,428
Klepierre, REIT	114	5,017
Lagardere SCA	75	2,041
Legrand SA	190	10,965
L’Oreal SA	175	29,987
LVMH Moet Hennessy Louis Vuitton SE	195	32,528
Natixis SA	633	4,020
Neopost SA	25	863
Numericable-SFR SAS(a)	74	3,807
Orange SA	1,383	21,867
Orpea	26	2,006
Pernod Ricard SA	150	15,742
Peugeot SA(a)	325	5,616
Publicis Groupe SA	141	10,050
Remy Cointreau SA	15	890
Renault SA	150	12,471
Rexel SA	198	3,038
Rubis SCA	25	1,774
Safran SA	234	18,281
Sanofi	849	84,000
Schneider Electric SE	420	26,549
SCOR SE	129	4,551
SEB SA	20	1,862
Societe BIC SA	20	3,175
Societe Generale SA	594	28,965
Societe Television Francaise 1	85	1,367
Sodexo SA	70	6,161
Suez Environnement Co.	238	4,296
Technip SA	79	4,305
Teleperformance	40	2,817
Thales SA	70	4,824
TOTAL SA	1,672	76,560
Unibail-Rodamco SE, REIT	70	18,165
Valeo SA	55	6,912
Vallourec SA	85	1,089
Veolia Environnement SA	324	7,108
Vinci SA	372	23,965
Vivendi SA	873	21,596
Wendel SA	24	3,080
Zodiac Aerospace	173	5,262

Total France		907,396

Germany (12.12%)
Aareal Bank AG	39	1,452
adidas AG	150	11,230
Allianz SE	319	50,921

Security Description	Shares	Value

Germany (continued)
Axel Springer SE	30	$1,817
BASF SE	640	51,579
Bayer AG	579	78,584
Bayerische Motoren Werke AG	230	21,221
Beiersdorf AG	70	5,795
Bilfinger SE	35	1,407
Brenntag AG	110	6,120
Commerzbank AG(a)	679	7,613
Continental AG	77	16,370
Daimler AG	708	56,933
Deutsche Annington Immobilien SE(a)	363	11,888
Deutsche Bank AG	924	27,244
Deutsche Boerse AG	140	12,535
Deutsche EuroShop AG	35	1,558
Deutsche Lufthansa AG(a)	165	2,010
Deutsche Post AG	679	18,709
Deutsche Telekom AG	2,211	37,824
Deutsche Wohnen AG	195	5,129
Dialog Semiconductor PLC(a)	51	2,447
Duerr AG	14	1,084
E.ON SE	1,432	16,238
Evonik Industries AG	50	1,863
Fraport AG Frankfurt Airport Services Worldwide	25	1,512
Freenet AG	94	2,992
Fresenius Medical Care AG & Co. KGaA	155	11,864
Fresenius SE & Co. KGaA	285	20,164
GEA Group AG	129	5,038
Gerresheimer AG	24	1,741
Hannover Rueck SE	45	4,576
HeidelbergCement AG	100	7,559
HUGO BOSS AG	48	5,489
Infineon Technologies AG	813	8,899
K+S AG	131	4,900
Kabel Deutschland Holding AG(a)	15	2,034
KION Group AG	50	2,225
LANXESS AG	65	3,304
LEG Immobilien AG	36	2,702
Leoni AG	25	1,519
Linde AG	125	21,728
MAN SE	25	2,623
Merck KGaA	95	9,090
METRO AG	105	3,067
MorphoSys AG(a)	20	1,415
MTU Aero Engines AG	39	3,496
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	100	18,381
OSRAM Licht AG	64	3,387
ProSiebenSat.1 Media AG	159	7,744
Rheinmetall AG	30	1,852
RWE AG	349	5,246
SAP SE	664	44,699
Siemens AG	542	53,802
STADA Arzneimittel AG	45	1,550
Symrise AG	90	5,432
Telefonica Deutschland Holding AG	374	2,276
ThyssenKrupp AG	314	6,809

Security Description	Shares	Value

Germany (continued)
TUI AG	342	$6,067
United Internet AG	82	3,988
Wirecard AG	85	3,540

Total Germany		742,281

Greece (0.06%)
Hellenic Telecommunications Organization SA	175	1,600
National Bank of Greece SA(a)	1,088	635
OPAP SA	155	1,218

Total Greece		3,453

Ireland (1.87%)
Bank of Ireland(a)	17,084	6,806
Beazley PLC	425	2,183
CRH PLC	585	17,521
DCC PLC	65	4,846
Experian PLC	744	12,661
Glanbia PLC	125	2,506
Grafton Group PLC	171	1,965
Kerry Group PLC, Class A	110	8,190
Kingspan Group PLC	101	2,482
Paddy Power PLC	31	3,409
Ryanair Holdings PLC	998	13,764
Shire PLC	430	33,157
Smurfit Kappa Group PLC	165	4,882

Total Ireland		114,372

Italy (3.69%)
Assicurazioni Generali SpA	963	17,647
Atlantia SpA	294	7,872
Azimut Holding SpA	75	1,655
Banca Monte dei Paschi di Siena SpA(a)	1,883	3,958
Banca Popolare dell’Emilia Romagna SC	345	2,958
Banca Popolare di Milano Scarl	2,984	3,169
Banca Popolare di Sondrio Scarl	325	1,606
Banco Popolare SC(a)	260	4,470
Davide Campari-Milano SpA	186	1,390
Enel Green Power SpA	1,108	2,114
Enel SpA	5,046	22,740
Eni SpA	1,932	31,718
EXOR SpA	70	3,218
Finmeccanica SpA(a)	290	3,928
Intesa Sanpaolo SpA	10,133	37,000
Luxottica Group SpA	135	9,150
Mediaset SpA	512	2,454
Mediobanca SpA	429	4,308
Pirelli & C. SpA	229	3,839
Prysmian SpA	145	3,103
Saipem SpA(a)	180	1,734
Snam SpA	1,514	7,411
Telecom Italia SpA(a)	7,502	9,117
Terna Rete Elettrica Nazionale SpA	1,014	4,729
UniCredit SpA	4,002	26,182
Unione di Banche Italiane SCpA	649	5,069
Unipol Gruppo Finanziario SpA	400	1,887

Security Description	Shares	Value

Italy (continued)
UnipolSai SpA	599	$1,372

Total Italy		225,798

Jersey (0.10%)
Phoenix Group Holdings	160	2,071
Randgold Resources, Ltd.	65	3,949

Total Jersey		6,020

Jordan (0.06%)
Hikma Pharmaceuticals PLC	100	3,491

Total Jordan		3,491

Luxembourg (0.50%)
Altice NV, Class A(a)	263	7,503
ArcelorMittal	728	5,669
B&M European Value Retail SA	450	2,234
Eurofins Scientific SE	5	1,677
RTL Group SA	30	2,613
SES SA	230	6,833
Tenaris SA	335	4,353

Total Luxembourg		30,882

Mexico (0.02%)
Fresnillo PLC	134	1,276

Total Mexico		1,276

Netherlands (4.34%)
Aalberts Industries NV	70	2,177
Aegon NV	1,333	8,206
Akzo Nobel NV	175	11,849
ASM International NV	40	1,509
ASML Holding NV	270	24,747
Boskalis Westminster	60	3,126
Delta Lloyd NV	141	1,498
Gemalto NV	60	4,323
Heineken Holding NV	70	4,886
Heineken NV	155	12,262
ING Groep NV, CVA	2,759	42,245
Koninklijke Ahold NV	602	11,900
Koninklijke DSM NV	130	6,843
Koninklijke KPN NV	2,332	9,086
Koninklijke Philips NV	666	17,129
Koninklijke Vopak NV	46	1,895
NN Group NV	113	3,452
OCI NV(a)	65	1,917
PostNL NV(a)	319	1,205
QIAGEN NV(a)	174	4,601
Randstad Holding NV	89	5,628
Royal Dutch Shell PLC, A Shares	2,784	72,728
SBM Offshore NV(a)	134	1,601
TNT Express NV	339	2,867
Wereldhave NV, REIT	17	974
Wolters Kluwer NV	219	6,943

Total Netherlands		265,597

Norway (0.84%)
DNB ASA	659	9,432
Gjensidige Forsikring ASA	135	2,006
Marine Harvest ASA	219	2,642
Norsk Hydro ASA	978	3,388

Security Description	Shares	Value

Norway (continued)
Orkla ASA	554	$4,085
Schibsted ASA, Class A	59	1,927
Statoil ASA	758	11,353
Telenor ASA	493	9,839
TGS Nopec Geophysical Co. ASA	75	1,451
Yara International ASA	113	5,045

Total Norway		51,168

Portugal (0.23%)
Banco Comercial Portugues SA(a)	30,997	2,192
EDP-Energias de Portugal SA	1,881	6,598
Galp Energia SGPS SA	279	2,942
Jeronimo Martins SGPS SA	175	2,425

Total Portugal		14,157

South Africa (0.15%)
Investec PLC	390	3,199
Mondi PLC	265	6,010

Total South Africa		9,209

Spain (5.07%)
Abengoa SA, B Shares	389	475
Abertis Infraestructuras SA	279	4,621
ACS Actividades de Construccion y Servicios SA	140	4,546
Aena SA(a)(b)	50	5,751
Amadeus IT Holding SA, A Shares	308	12,895
Banco Bilbao Vizcaya Argentaria SA	4,466	41,410
Banco de Sabadell SA	3,509	7,482
Banco Popular Espanol SA	1,364	5,849
Banco Santander SA	10,079	61,753
Bankia SA	3,178	3,841
Bankinter SA	464	3,499
Bolsas y Mercados Espanoles SHMSF SA	55	2,145
CaixaBank SA	1,664	7,208
Distribuidora Internacional de Alimentacion SA	429	2,583
Enagas SA	155	4,248
Endesa SA	193	4,007
Ferrovial SA	314	7,512
Gamesa Corp. Tecnologica SA	148	2,230
Gas Natural SDG SA	255	5,179
Grifols SA	109	4,471
Iberdrola SA	3,934	26,730
Industria de Diseno Textil SA	748	24,963
Mapfre SA	714	2,107
Mediaset Espana Comunicacion SA	128	1,529
Merlin Properties Socimi SA(a)	120	1,391
Red Electrica Corp. SA	80	6,395
Repsol SA	712	10,191
Telefonica SA	3,021	42,680
Viscofan SA	30	1,751
Zardoya Otis SA	120	1,283

Total Spain		310,725

Sweden (4.42%)
Alfa Laval AB	224	3,778
Assa Abloy AB, B Shares	717	13,729

Security Description	Shares	Value

Sweden (continued)
Atlas Copco AB, A Redemption Shares	464	$11,701
BillerudKorsnas AB	129	1,973
Boliden AB	185	3,057
Castellum AB	125	1,770
Electrolux AB, Series B	170	4,801
Elekta AB, B Shares	265	1,642
Getinge AB, B Shares	140	3,112
Hennes & Mauritz AB, B Shares	669	25,745
Hexagon AB, B Shares	175	5,639
Hexpol AB	200	2,005
Husqvarna AB, B Shares	290	1,884
ICA Gruppen AB	55	2,043
Industrivarden AB, A Shares	140	2,646
Intrum Justitia AB	55	1,888
Investment AB Kinnevik, B Shares	170	4,805
Investor AB, B Shares	329	11,849
JM AB	55	1,445
Lundin Petroleum AB(a)	166	2,169
Meda AB, A Shares	173	2,655
Modern Times Group MTG AB, B Shares	40	1,085
NCC AB, B Shares	60	1,751
Nordea Bank AB	2,286	27,056
Sandvik AB	799	7,720
Securitas AB, B Shares	230	2,934
Skandinaviska Enskilda Banken AB, A Shares	1,133	13,189
Skanska AB, B Shares	289	5,667
SKF AB, B Shares	274	5,240
Svenska Cellulosa AB SCA, Class B	419	11,947
Svenska Handelsbanken AB, A Shares	1,047	15,644
Swedbank AB, A Shares	663	15,146
Swedish Match AB	145	4,287
Swedish Orphan Biovitrum AB(a)	100	1,276
Tele2 AB, B Shares	224	2,213
Telefonaktiebolaget LM Ericsson, B Shares	2,181	21,267
TeliaSonera AB	1,656	9,346
Trelleborg AB, B Shares	175	2,859
Volvo AB, B Shares	1,094	11,901

Total Sweden		270,864

Switzerland (14.77%)
ABB, Ltd.	1,657	32,003
Actelion, Ltd.	84	11,471
Adecco SA	130	10,214
Aryzta AG	65	3,334
Baloise Holding AG	35	4,287
Barry Callebaut AG	1	1,098
Cie Financiere Richemont SA	375	28,067
Clariant AG	209	3,773
Coca-Cola HBC AG	144	2,954
Credit Suisse Group AG	1,088	29,208
DKSH Holding AG	25	1,525
Dufry AG(a)	20	2,690
EMS-Chemie Holding AG	5	2,255
Flughafen Zuerich AG	3	2,388

Security Description	Shares	Value

Switzerland (continued)
Galenica AG	2	$2,574
GAM Holding AG	120	2,216
Geberit AG	30	9,537
Georg Fischer AG	3	1,803
Givaudan SA	6	10,335
Glencore PLC	7,836	17,832
Helvetia Holding AG	5	2,633
Julius Baer Group, Ltd.	160	7,791
Kaba Holding AG, Class B(a)	3	1,986
Kuehne + Nagel International AG	40	5,330
LafargeHolcim, Ltd.	264	16,796
Logitech International SA(a)	110	1,462
Lonza Group AG	40	5,487
Nestle SA	2,286	168,615
Novartis AG	1,791	175,459
OC Oerlikon Corp. AG	140	1,521
Pargesa Holding SA	20	1,227
Partners Group Holding AG	14	4,522
PSP Swiss Property AG	30	2,598
Roche Holding AG	496	135,462
Schindler Holding AG	30	4,602
SGS SA	4	7,059
Sika AG	2	6,623
Sonova Holding AG	40	5,210
STMicroelectronics NV	474	3,441
Straumann Holding AG	7	2,098
Sulzer AG	15	1,531
Sunrise Communications Group AG(a)(b)	25	1,624
The Swatch Group AG	22	8,428
Swiss Life Holding AG	21	4,918
Swiss Prime Site AG	45	3,531
Swiss Re AG	249	21,393
Swisscom AG	19	10,270
Syngenta AG	63	21,833
UBS Group AG	2,424	50,228
Wolseley PLC	189	12,201
Zurich Insurance Group AG	105	28,861

Total Switzerland		904,304

United Kingdom (28.77%)
3i Group PLC	699	5,275
AA PLC(a)	387	1,975
Aberdeen Asset Management PLC	703	3,440
Admiral Group PLC	155	3,687
Aggreko PLC	185	3,029
Amec Foster Wheeler PLC	282	3,490
Amlin PLC	364	2,882
Anglo American PLC	1,003	11,405
Antofagasta PLC	279	2,607
ARM Holdings PLC	1,014	14,525
Ashmore Group PLC	280	1,129
Ashtead Group PLC	364	5,281
Associated British Foods PLC	260	12,775
AstraZeneca PLC	899	56,836
Aviva PLC	2,877	21,359
Babcock International Group PLC	181	2,691
BAE Systems PLC	2,271	15,758
Balfour Beatty PLC	499	2,087

Security Description	Shares	Value

United Kingdom (continued)
Barclays PLC	11,814	$47,397
Barratt Developments PLC	710	6,967
BBA Aviation PLC	314	1,404
Bellway PLC	90	3,437
Berendsen PLC	125	1,914
Berkeley Group Holdings PLC	94	4,864
Betfair Group PLC	61	3,033
BG Group PLC	2,446	37,331
Booker Group PLC	1,087	2,817
BP PLC	13,021	72,031
British American Tobacco PLC	1,332	71,109
The British Land Co. PLC, REIT	743	9,349
Britvic PLC	179	1,839
BT Group PLC	5,828	39,113
BTG PLC(a)	263	2,547
Bunzl PLC	240	6,404
Burberry Group PLC	320	6,929
Cable & Wireless Communications PLC	1,878	1,729
Capita PLC	484	9,180
Capital & Counties Properties PLC	534	3,634
Carillion PLC	310	1,624
Carnival PLC	135	6,878
Centrica PLC	3,651	13,625
Close Brothers Group PLC	100	2,288
CNH Industrial NV	709	5,601
Cobham PLC	819	3,539
Compass Group PLC	1,200	19,059
Croda International PLC	100	4,438
Daily Mail & General Trust PLC, Class A	205	2,583
Derwent London PLC, REIT	75	4,154
Diageo PLC	1,748	46,404
Direct Line Insurance Group PLC	988	5,353
Dixons Carphone PLC	729	4,826
Drax Group PLC	290	1,302
DS Smith PLC	679	4,112
easyJet PLC	145	3,745
Elementis PLC	334	1,217
Essentra PLC	178	2,329
Fiat Chrysler Automobiles NV(a)	603	8,485
Firstgroup PLC(a)	868	1,452
G4S PLC	1,118	4,400
GKN PLC	1,197	5,358
GlaxoSmithKline PLC	3,419	70,329
Great Portland Estates PLC, REIT	249	3,166
Greene King PLC	159	2,003
Halma PLC	274	3,174
Hammerson PLC, REIT	564	5,435
Hargreaves Lansdown PLC	179	3,090
Hays PLC	974	2,387
Henderson Group PLC	811	3,228
Home Retail Group PLC	584	1,363
Howden Joinery Group PLC	464	3,429
HSBC Holdings PLC	13,895	110,597
ICAP PLC	399	2,780
IG Group Holdings PLC	264	2,937
IMI PLC	205	3,265
Imperial Tobacco Group PLC	649	31,460

Security Description	Shares	Value

United Kingdom (continued)
Inchcape PLC	303	$3,396
Indivior PLC(a)	500	1,715
Informa PLC	441	3,918
Inmarsat PLC	324	4,877
InterContinental Hotels Group PLC	179	6,746
Intermediate Capital Group PLC	248	2,032
International Consolidated Airlines Group SA(a)	749	6,195
International Personal Finance PLC	174	1,062
Intertek Group PLC	115	4,475
Intu Properties PLC, REIT	654	3,242
ITV PLC	2,714	10,420
J Sainsbury PLC	1,019	3,795
John Wood Group PLC	270	2,645
Johnson Matthey PLC	150	6,226
Jupiter Fund Management PLC	329	2,253
Just Eat PLC(a)	300	1,814
Kingfisher PLC(a)	1,704	9,314
Lancashire Holdings, Ltd.	135	1,351
Land Securities Group PLC, REIT	579	11,124
Legal & General Group PLC	4,265	16,538
Lloyds Banking Group PLC	40,796	48,441
London Stock Exchange Group PLC	222	8,585
Man Group PLC	1,263	3,122
Marks & Spencer Group PLC	1,178	9,427
Meggitt PLC	578	4,234
Melrose Industries PLC	717	2,938
Merlin Entertainments PLC(b)	470	2,802
Michael Page International PLC	230	1,789
Micro Focus International PLC	94	1,882
National Grid PLC	2,780	36,691
Next PLC	110	13,411
Ocado Group PLC(a)	420	2,209
Old Mutual PLC	3,533	10,854
Pearson PLC	589	10,240
Pennon Group PLC	281	3,322
Persimmon PLC	220	7,100
Petrofac, Ltd.	189	2,587
Playtech PLC	120	1,579
Polyus Gold International, Ltd.	479	1,397
Provident Financial PLC	101	4,572
Prudential PLC	1,837	39,972
QinetiQ Group PLC	464	1,658
Reckitt Benckiser Group PLC	474	41,874
Regus PLC	500	2,193
RELX NV	750	11,560
RELX PLC	812	13,021
Rentokil Initial PLC	1,313	2,988
The Restaurant Group PLC	159	1,626
Rexam PLC	509	4,206
Rightmove PLC	74	4,225
Rio Tinto PLC	884	32,393
Rolls-Royce Holdings PLC	1,345	15,345
Rotork PLC	640	2,054
Royal Bank of Scotland Group PLC(a)	1,695	8,760
Royal Mail PLC	370	2,634
RPC Group PLC	200	2,015
RSA Insurance Group PLC	729	5,750
SABMiller PLC	714	33,461

Security Description	Shares	Value

United Kingdom (continued)
The Sage Group PLC	804	$6,360
Schroders PLC	69	3,005
Segro PLC, REIT	534	3,438
Serco Group PLC(a)	863	1,496
Severn Trent PLC	174	5,546
Shaftesbury PLC, REIT	200	2,762
Sky PLC	753	12,052
Smith & Nephew PLC	659	11,761
Smiths Group PLC	284	4,920
Spectris PLC	90	2,519
Spirax-Sarco Engineering PLC	53	2,565
Sports Direct International PLC(a)	186	2,266
SSE PLC	705	15,914
St. James’s Place PLC	374	5,254
Stagecoach Group PLC	309	1,721
Standard Chartered PLC	1,447	16,986
Standard Life PLC	1,409	8,997
Subsea 7 SA(a)	187	1,591
TalkTalk Telecom Group PLC	394	1,819
Tate & Lyle PLC	335	2,786
Taylor Wimpey PLC	2,341	7,231
Telecity Group PLC	145	2,419
Tesco PLC	5,835	17,133
Thomas Cook Group PLC(a)	1,053	1,732
Travis Perkins PLC	179	5,625
Tullow Oil PLC(a)	654	2,240
UBM PLC	332	2,509
Ultra Electronics Holdings PLC	50	1,348
Unilever NV, CVA	1,113	44,631
Unilever PLC	904	36,386
United Utilities Group PLC	490	6,429
Victrex PLC	60	1,654
Vodafone Group PLC	18,680	64,982
The Weir Group PLC	155	3,339
WH Smith PLC	17	391
Whitbread PLC	130	9,569
William Hill PLC	629	3,475
Wm Morrison Supermarkets PLC	1,682	4,349
WPP PLC	952	19,736
WS Atkins PLC	75	1,689

Total United Kingdom		1,761,354

TOTAL COMMON STOCKS
(Cost $6,315,536)		6,043,985

CLOSED-END FUNDS (0.04%)
Switzerland (0.04%)
BB Biotech AG	9	2,635

Total Switzerland		2,635

TOTAL CLOSED-END FUNDS
(Cost $2,314)		2,635

PREFERRED STOCKS (0.72%)
Germany (0.72%)
Fuchs Petrolub AG	50	2,157
Henkel AG & Co. KGaA	130	13,611
Porsche Automobil Holding SE	110	7,667

Security Description	Shares	Value

Germany (continued)
Volkswagen AG	110	$20,922

Total Germany		44,357

TOTAL PREFERRED STOCKS
(Cost $48,198)		44,357

TOTAL INVESTMENTS (99.47%)
(Cost $6,366,048)		$6,090,977

NET OTHER ASSETS AND LIABILITIES (0.52%)		31,789

NET ASSETS (100.00%)		$6,122,766

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $10,177, representing 0.17% of net assets.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

a.s - Akciova Spolecnost is a joint stock company in the Czech

        Republic.

A/S - Aktieselskab is the Danish term for Joint Stock Company.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

CVA - Dutch Certification.

KGaA - Kommanditgesellschaft auf Aktien is a German corporate designation standing for partnership limited by shares.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

SA - Generally designated corporations in various countries, mostly those employing civil law.

SC - Societa cooperativa is the Italian phrase for a private company.

SCA - Societe en commandite par actions is the French phrase for a limited partnership.

SCpA - Societa consortile per azioni is the Italian phrase for an

        Italian consortium joint-stock company.

SE - SE Regulation. A European Company which can operate on a

        Europe-wide basis and be governed by Community law directly applicable in all Member States.

SGPS - Sociedade gestora de participa coes sociais is the Portuguese phrase for a limited liability company.

SpA - Societa per Azione is the Italian phrase for a shared company.

Scarl - Societa cooperativa a responsabilita limitata is the Italian phrase for a limited liability company.

See Notes to Quarterly Schedule of Investments.

BARRON’S 400SM ETF	SCHEDULE OF INVESTMENTS

August 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (95.82%)
Consumer Discretionary (20.39%)
1-800-Flowers.com, Inc., Class A(a)	42,906	$359,981
Advance Auto Parts, Inc.	3,574	626,343
American Public Education, Inc.(a)	16,822	368,906
Asbury Automotive Group, Inc.(a)	6,889	555,047
AutoNation, Inc.(a)	8,620	515,821
Bed Bath & Beyond, Inc.(a)	7,043	437,441
Best Buy Co., Inc.	13,039	479,053
BorgWarner, Inc.	9,023	393,764
Buckle, Inc.	10,896	459,811
Buffalo Wild Wings, Inc.(a)	2,828	536,415
Capella Education Co.	8,086	394,192
Chipotle Mexican Grill, Inc.(a)	797	565,878
Columbia Sportswear Co.	9,171	562,824
Comcast Corp., Class A	9,128	522,487
Cracker Barrel Old Country Store, Inc.	3,478	501,458
Deckers Outdoor Corp.(a)	7,622	490,781
Diamond Resorts International, Inc.(a)	16,202	411,369
Dick’s Sporting Goods, Inc.	9,285	465,457
Dollar Tree, Inc.(a)	6,436	490,809
Drew Industries, Inc.	8,669	479,049
Dunkin’ Brands Group, Inc.	11,203	561,942
Five Below, Inc.(a)	17,497	676,609
Foot Locker, Inc.	8,758	619,979
Fossil Group, Inc.(a)	6,587	405,627
Gap, Inc.	12,993	426,300
Gentex Corp.	29,565	458,257
Gentherm, Inc.(a)	11,687	532,810
Genuine Parts Co.	5,665	472,971
G-III Apparel Group, Ltd.(a)	9,983	692,121
GNC Holdings, Inc., Class A	11,595	542,646
Goodyear Tire & Rubber Co.	21,400	637,078
Grand Canyon Education, Inc.(a)	11,770	435,019
Hanesbrands, Inc.	15,778	475,076
Harley-Davidson, Inc.	8,975	503,049
Harman International Industries, Inc.	4,028	393,697
Hasbro, Inc.	8,706	649,381
Hibbett Sports, Inc.(a)	10,623	419,609
Home Depot, Inc.	4,642	540,607
Interval Leisure Group, Inc.	20,084	402,885
iRobot Corp.(a)	16,727	490,101
Las Vegas Sands Corp.	10,054	464,796
Lumber Liquidators Holdings, Inc.(a)	18,070	273,038
Macy’s, Inc.	8,366	490,331
Meritage Homes Corp.(a)	12,428	523,716
Mohawk Industries, Inc.(a)	3,012	593,274
Nautilus, Inc.(a)	35,656	544,824
Nexstar Broadcasting Group, Inc., Class A	9,263	430,544
NIKE, Inc., Class B	5,558	621,107

Security Description	Shares	Value

Consumer Discretionary (continued)
Nordstrom, Inc.	6,686	$487,276
NVR, Inc.(a)	408	620,140
O’Reilly Automotive, Inc.(a)	2,505	601,375
Outerwall, Inc.	8,227	506,783
Polaris Industries, Inc.	3,625	470,779
Pool Corp.	7,693	536,048
Priceline Group, Inc.(a)	465	580,618
Ross Stores, Inc.	10,079	490,041
Scripps Networks Interactive, Inc., Class A	7,475	396,848
Select Comfort Corp.(a)	16,094	391,889
Sinclair Broadcast Group, Inc., Class A	18,823	504,080
Skechers U.S.A., Inc., Class A(a)	7,884	1,109,594
Smith & Wesson Holding Corp.(a)	39,873	720,904
Sonic Corp.	16,355	441,585
Starbucks Corp.	11,366	621,834
Starz, Class A(a)	15,985	601,196
Steven Madden, Ltd.(a)	14,312	584,788
Sturm Ruger & Co., Inc.	10,468	658,333
Tenneco, Inc.(a)	9,568	450,174
Thor Industries, Inc.	8,610	469,934
TJX Cos., Inc.	7,850	552,012
Toll Brothers, Inc.(a)	14,339	530,113
Tower International, Inc.(a)	22,355	546,580
Tractor Supply Co.	6,113	521,500
TripAdvisor, Inc.(a)	6,430	449,457
Tumi Holdings, Inc.(a)	23,635	466,082
Ulta Salon Cosmetics & Fragrance, Inc.(a)	3,564	563,433
VF Corp.	7,337	531,419
Walt Disney Co.	5,013	510,724
William Lyon Homes, Class A(a)	24,255	549,618
Williams-Sonoma, Inc.	6,393	486,060
Wyndham Worldwide Corp.	5,961	455,897
Zumiez, Inc.(a)	13,864	323,170

Total Consumer Discretionary		41,624,564

Consumer Staples (4.02%)
Boston Beer Co., Inc., Class A(a)	2,028	415,882
Brown-Forman Corp., Class B	6,031	591,641
Cal-Maine Foods, Inc.	14,404	765,141
CVS Health Corp.	5,206	533,094
Estee Lauder Cos., Inc., Class A	6,635	529,274
Fresh Market, Inc.(a)	12,996	279,804
Kroger Co.	14,112	486,864
Mead Johnson Nutrition Co.	5,363	420,137
Monster Beverage Corp.(a)	3,934	544,702
Nu Skin Enterprises, Inc., Class A	9,535	435,559
PepsiCo, Inc.	5,698	529,515
Pilgrim’s Pride Corp.	20,461	429,170
Sanderson Farms, Inc.	6,702	462,706
Tyson Foods, Inc., Class A	13,853	585,705
USANA Health Sciences, Inc.(a)	5,382	788,409
Wal-Mart Stores, Inc.	6,491	420,162

Total Consumer Staples		8,217,765

Security Description	Shares	Value

Energy (7.54%)
Abraxas Petroleum Corp.(a)	168,650	$328,867
Atwood Oceanics, Inc.	19,195	366,816
Cameron International Corp.(a)	12,494	834,099
Carrizo Oil & Gas, Inc.(a)	11,835	431,149
Continental Resources, Inc.(a)	13,434	431,231
Diamondback Energy, Inc.(a)	7,610	519,687
Dril-Quip, Inc.(a)	8,069	556,277
FMC Technologies, Inc.(a)	14,838	516,066
Forum Energy Technologies, Inc.(a)	29,004	455,943
Green Plains, Inc.	20,027	425,774
Gulfport Energy Corp.(a)	11,535	413,299
Halliburton Co.	13,313	523,867
Helmerich & Payne, Inc.	8,375	494,209
Hornbeck Offshore Services, Inc.(a)	27,686	546,798
Matador Resources Co.(a)	26,536	607,940
Newpark Resources, Inc.(a)	59,456	435,812
Noble Energy, Inc.	17,564	586,813
Northern Oil and Gas, Inc.(a)	80,526	485,572
Oasis Petroleum, Inc.(a)	41,098	458,654
Oceaneering International, Inc.	10,730	470,189
REX American Resources Corp.(a)	9,199	493,250
RigNet, Inc.(a)	20,058	578,272
RPC, Inc.	44,954	522,365
SandRidge Permian Trust, Royalty Trust	84,194	426,864
SM Energy Co.	12,437	456,438
Southwestern Energy Co.(a)	23,761	385,879
Synergy Resources Corp.(a)	46,555	500,001
Triangle Petroleum Corp.(a)	113,626	459,049
Ultra Petroleum Corp.(a)	33,835	288,274
US Silica Holdings, Inc.	18,771	377,297
Valero Energy Corp.	8,955	531,390
Western Refining, Inc.	11,157	479,974

Total Energy		15,388,115

Financials (17.93%)
American Equity Investment Life Holding Co.	18,511	449,077
American Express Co.	6,616	507,580
Ameriprise Financial, Inc.	3,975	447,863
AmTrust Financial Services, Inc.	9,541	554,809
Apollo Commercial Real Estate Finance, Inc., REIT	31,679	518,585
Arch Capital Group, Ltd.(a)	8,638	589,803
Assured Guaranty, Ltd.	20,399	515,279
Axis Capital Holdings, Ltd.	10,468	586,208
Bank of the Ozarks, Inc.	14,251	595,692
BankUnited, Inc.	16,188	576,940
Berkshire Hathaway, Inc., Class B(a)	3,704	496,484
BofI Holding, Inc.(a)	5,663	656,002
Carlyle Group LP	20,384	431,325
Cathay General Bancorp	19,180	568,303
CBOE Holdings, Inc.	8,956	566,557
CBRE Group, Inc., Class A(a)	15,356	491,699
Chemical Financial Corp.	17,150	547,771
City National Corp.	6,021	528,523
Columbia Banking System, Inc.	18,475	559,977
Credit Acceptance Corp.(a)	2,720	554,363

Security Description	Shares	Value

Financials (continued)
Cullen/Frost Bankers, Inc.	7,649	$494,584
Customers Bancorp, Inc.(a)	22,283	546,156
Eagle Bancorp, Inc.(a)	14,198	595,038
East West Bancorp, Inc.	13,086	528,805
Employers Holdings, Inc.	20,666	455,685
Evercore Partners, Inc., Class A	10,443	547,004
Everest Re Group, Ltd.	3,023	531,474
Federated National Holding Co.	18,266	400,208
First NBC Bank Holding Co.(a)	16,275	569,625
FNB Corp.	40,352	506,821
Franklin Resources, Inc.	10,178	413,023
Greenhill & Co., Inc.	13,380	469,772
HCI Group, Inc.	11,474	456,092
Home BancShares, Inc.	15,614	595,206
Huntington Bancshares, Inc.	47,797	521,465
Intercontinental Exchange, Inc.	2,297	524,658
Jones Lang LaSalle, Inc.	3,335	496,482
KeyCorp	36,707	504,354
Maiden Holdings, Ltd.	37,386	535,741
Marcus & Millichap, Inc.(a)	16,052	681,568
MarketAxess Holdings, Inc.	6,187	559,429
Marsh & McLennan Cos., Inc.	9,388	504,417
National General Holdings Corp.	30,128	552,246
National Penn Bancshares, Inc.	50,594	607,887
Nelnet, Inc., Class A	11,418	429,888
New Residential Investment Corp., REIT	35,656	504,889
OFG Bancorp	30,803	266,138
Oritani Financial Corp.	36,986	557,749
PacWest Bancorp	11,372	484,902
Piper Jaffray Cos.(a)	9,737	407,591
PNC Financial Services Group, Inc.	5,597	509,999
PRA Group, Inc.(a)	10,122	539,401
Progressive Corp.	19,841	594,436
Prosperity Bancshares, Inc.	10,205	527,292
Radian Group, Inc.	32,018	575,684
SEI Investments Co.	12,248	619,504
Springleaf Holdings, Inc.(a)	10,131	453,464
St. Joe Co.(a)	31,272	545,696
T Rowe Price Group, Inc.	6,422	461,613
Travelers Cos., Inc.	4,932	490,981
TrustCo Bank Corp.	78,293	463,495
Umpqua Holdings Corp.	30,895	516,255
United Bankshares, Inc.	13,966	522,608
United Insurance Holdings Corp.	23,575	309,776
Universal Insurance Holdings, Inc.	21,298	524,570
US Bancorp	11,930	505,236
Virtus Investment Partners, Inc.	3,849	442,866
Waddell & Reed Financial, Inc., Class A	10,958	428,129
Western Alliance Bancorp(a)	17,746	541,608
Wintrust Financial Corp.	11,194	570,894
WisdomTree Investments, Inc.	24,839	465,731

Total Financials		36,600,975

Health Care (9.86%)
Air Methods Corp.(a)	10,987	411,463
Alexion Pharmaceuticals, Inc.(a)	2,912	501,417

Security Description	Shares	Value

Health Care (continued)
Align Technology, Inc.(a)	9,544	$540,190
Amgen, Inc.	3,288	499,053
ANI Pharmaceuticals, Inc.(a)	8,559	417,422
Anika Therapeutics, Inc.(a)	13,440	475,910
Biogen, Inc.(a)	1,258	374,003
Cambrex Corp.(a)	14,975	715,955
Celgene Corp.(a)	4,430	523,094
Centene Corp.(a)	7,959	491,230
Cerner Corp.(a)	7,518	464,312
Charles River Laboratories International, Inc.(a)	6,548	451,092
Computer Programs & Systems, Inc.	10,178	468,392
Cyberonics, Inc.(a)	8,120	530,561
Edwards Lifesciences Corp.(a)	3,621	510,127
Enanta Pharmaceuticals, Inc.(a)	15,580	608,243
Gilead Sciences, Inc.	5,339	560,969
Globus Medical, Inc., Class A(a)	21,497	524,957
IDEXX Laboratories, Inc.(a)	7,072	505,436
Illumina, Inc.(a)	2,757	544,811
Insys Therapeutics, Inc.(a)	18,165	588,909
Johnson & Johnson	5,380	505,612
Lannett Co., Inc.(a)	8,071	387,004
Ligand Pharmaceuticals, Inc.(a)	7,287	669,967
Luminex Corp.(a)	34,094	621,193
McKesson Corp.	2,350	464,313
Medivation, Inc.(a)	4,055	357,083
MEDNAX, Inc.(a)	7,385	594,862
Meridian Bioscience, Inc.	27,224	520,795
OPKO Health, Inc.(a)	1	11
PDL BioPharma, Inc.	73,972	417,942
Prestige Brands Holdings, Inc.(a)	13,045	606,853
ResMed, Inc.	7,567	393,030
St. Jude Medical, Inc.	8,194	580,217
Sucampo Pharmaceuticals, Inc., Class A(a)	30,857	828,819
United Therapeutics Corp.(a)	3,023	455,324
UnitedHealth Group, Inc.	4,560	527,592
Varian Medical Systems, Inc.(a)	5,686	461,988
Waters Corp.(a)	4,343	527,153
Zoetis, Inc.	11,374	510,351

Total Health Care		20,137,655

Industrials (15.95%)
3M Co.	3,265	464,087
AAON, Inc.	24,094	498,264
Alamo Group, Inc.	8,972	461,968
Alaska Air Group, Inc.	7,795	583,534
Allegiant Travel Co.	2,718	552,461
AMERCO	1,655	619,897
American Airlines Group, Inc.	9,990	389,410
American Railcar Industries, Inc.	10,719	444,410
AO Smith Corp.	8,496	548,077
Applied Industrial Technologies, Inc.	12,486	528,657
Argan, Inc.	16,197	634,113
Astronics Corp.(a)	7,302	377,221
Boeing Co.	3,470	453,460

Security Description	Shares	Value

Industrials (continued)
CEB, Inc.	6,864	$491,600
Chart Industries, Inc.(a)	16,052	410,289
CLARCOR, Inc.	8,106	456,935
Copart, Inc.(a)	14,335	502,012
CSX Corp.	15,489	424,089
Cummins, Inc.	3,866	470,685
Deluxe Corp.	8,185	474,812
Douglas Dynamics, Inc.	23,236	516,304
Emerson Electric Co.	9,630	459,544
Expeditors International of Washington, Inc.	11,010	539,160
Fastenal Co.	12,592	485,296
Flowserve Corp.	9,436	425,847
Forward Air Corp.	9,942	447,589
Generac Holdings, Inc.(a)	11,038	341,295
Graco, Inc.	7,411	511,285
Greenbrier Cos., Inc.	9,513	396,692
H&E Equipment Services, Inc.	22,658	469,247
Herman Miller, Inc.	18,654	505,710
Hexcel Corp.	10,943	528,109
Hyster-Yale Materials Handling, Inc.	7,545	458,434
JB Hunt Transport Services, Inc.	6,042	439,737
Landstar System, Inc.	7,883	521,855
Lennox International, Inc.	4,961	585,596
Old Dominion Freight Line, Inc.(a)	6,722	446,946
On Assignment, Inc.(a)	14,029	504,763
PACCAR, Inc.	8,570	505,373
Patrick Industries, Inc.(a)	13,264	501,247
PGT, Inc.(a)	49,747	665,117
Proto Labs, Inc.(a)	7,716	561,956
Robert Half International, Inc.	8,743	446,155
Rockwell Automation, Inc.	4,744	530,521
Rollins, Inc.	22,383	624,933
RPX Corp.(a)	37,168	511,803
RR Donnelley & Sons Co.	28,804	452,223
Snap-on, Inc.	3,724	594,983
Southwest Airlines Co.	11,605	425,903
Spirit Airlines, Inc.(a)	6,744	345,630
Standex International Corp.	6,746	539,815
Stanley Black & Decker, Inc.	5,677	576,329
Sun Hydraulics Corp.	13,583	438,188
TASER International, Inc.(a)	22,879	535,369
Thermon Group Holdings, Inc.(a)	23,006	526,377
Toro Co.	7,989	569,616
Trex Co., Inc.(a)	10,823	420,041
Trinity Industries, Inc.	15,685	423,338
TrueBlue, Inc.(a)	22,274	534,576
Union Pacific Corp.	4,606	394,918
United Rentals, Inc.(a)	6,141	425,756
US Ecology, Inc.	10,819	540,517
Verisk Analytics, Inc., Class A(a)	7,478	546,492
WABCO Holdings, Inc.(a)	4,611	531,740
Wabtec Corp.	5,602	536,447
Woodward, Inc.	10,851	494,806

Total Industrials		32,569,559

Security Description	Shares	Value

Information Technology (14.99%)
Advanced Energy Industries, Inc.(a)	21,121	$512,607
Akamai Technologies, Inc.(a)	7,441	530,618
Ambarella, Inc.(a)	7,908	756,242
Amphenol Corp., Class A	9,089	475,900
ANSYS, Inc.(a)	6,175	547,105
Apple, Inc.	4,220	475,847
ARRIS Group, Inc.(a)	17,543	463,486
Aspen Technology, Inc.(a)	14,584	552,296
Broadridge Financial Solutions, Inc.	10,093	532,809
Cabot Microelectronics Corp.(a)	11,046	479,175
Cisco Systems, Inc.	19,052	493,066
Cognex Corp.	10,954	389,524
Cognizant Technology Solutions Corp., Class A(a)	8,615	542,228
DST Systems, Inc.	5,017	513,841
DTS, Inc.(a)	16,461	436,710
Electronic Arts, Inc.(a)	9,900	654,885
Ellie Mae, Inc.(a)	9,970	722,127
EMC Corp.	20,658	513,764
EPAM Systems, Inc.(a)	8,688	613,460
ePlus, Inc.(a)	6,206	469,918
Euronet Worldwide, Inc.(a)	9,879	636,899
EVERTEC, Inc.	24,265	439,196
F5 Networks, Inc.(a)	4,763	578,276
Facebook, Inc., Class A(a)	6,757	604,278
FactSet Research Systems, Inc.	3,373	532,664
Google, Inc., Class A(a)	961	622,555
Harris Corp.	7,437	571,310
Integrated Device Technology, Inc.(a)	26,243	498,355
Intel Corp.	17,531	500,335
IPG Photonics Corp.(a)	5,404	456,206
Jack Henry & Associates, Inc.	7,923	538,447
Linear Technology Corp.	11,354	457,339
Manhattan Associates, Inc.(a)	10,087	589,888
Mastercard, Inc., Class A	6,096	563,088
MAXIMUS, Inc.	8,355	505,895
Methode Electronics, Inc.	11,843	314,669
Micron Technology, Inc.(a)	19,390	318,190
Microsoft Corp.	12,863	559,798
NetScout Systems, Inc.(a)	12,743	465,757
NeuStar, Inc., Class A(a)	24,433	682,902
NIC, Inc.	30,945	583,004
NVIDIA Corp.	23,068	518,569
Paychex, Inc.	10,514	469,555
Qorvo, Inc.(a)	6,901	383,075
QUALCOMM, Inc.	7,681	434,591
Skyworks Solutions, Inc.	5,511	481,386
Stamps.com, Inc.(a)	9,267	763,045
Syntel, Inc.(a)	10,565	469,614
Tessera Technologies, Inc.	13,313	435,868
Texas Instruments, Inc.	9,251	442,568
Tyler Technologies, Inc.(a)	4,392	606,272
Ubiquiti Networks, Inc.	17,301	608,303
Vantiv, Inc., Class A(a)	14,282	628,979
VASCO Data Security International, Inc.(a)	23,095	386,148
Virtusa Corp.(a)	13,221	699,655
Visa, Inc., Class A	8,110	578,243

Security Description	Shares	Value

Information Technology (continued)
Western Digital Corp.	5,551	$454,960
Xilinx, Inc.	13,086	548,173

Total Information Technology		30,603,663

Materials (3.94%)
Balchem Corp.	9,589	561,244
Century Aluminum Co.(a)	38,694	216,687
CF Industries Holdings, Inc.	9,268	531,798
Compass Minerals International, Inc.	5,701	461,781
Eagle Materials, Inc.	6,477	530,013
Eastman Chemical Co.	7,780	563,739
Flotek Industries, Inc.(a)	36,732	718,478
Innospec, Inc.	12,139	596,025
International Flavors & Fragrances, Inc.	4,548	498,233
KapStone Paper and Packaging Corp.	16,603	361,779
Martin Marietta Materials, Inc.	3,767	632,103
Neenah Paper, Inc.	8,849	510,764
Packaging Corp. of America	6,877	461,516
Sherwin-Williams Co.	1,874	479,388
Valspar Corp.	6,284	460,617
Westlake Chemical Corp.	8,206	453,217

Total Materials		8,037,382

Telecommunication Services (0.31%)
Inteliquent, Inc.	34,424	630,648

Total Telecommunication Services		630,648

Utilities (0.89%)
Calpine Corp.(a)	24,876	396,523
ITC Holdings Corp.	14,699	480,657
New Jersey Resources Corp.	17,769	502,330
Questar Corp.	23,126	446,563

Total Utilities		1,826,073

TOTAL COMMON STOCKS
(Cost $199,639,278)		195,636,399

LIMITED PARTNERSHIPS (3.13%)
Energy (2.03%)
Alliance Holdings GP LP	10,547	377,688
Alliance Resource Partners LP	15,239	389,814
EQT Midstream Partners LP	7,124	554,247
Exterran Partners LP	21,722	472,236
Golar LNG Partners LP	21,007	415,309
Magellan Midstream Partners LP	6,933	489,262
Northern Tier Energy LP	21,520	555,216
Spectra Energy Partners LP	10,327	526,057
Vanguard Natural Resources LLC	38,417	359,199

Total Energy		4,139,028

Financials (0.97%)
Blackstone Group LP	14,083	482,343
Brookline Bancorp, Inc.	53,952	569,193
Fortress Investment Group LLC, Class A	69,739	404,486

Security Description		Shares	Value

Financials (continued)
Lazard, Ltd., Class A		10,793	$536,736

Total Financials			1,992,758

Materials (0.13%)
Hi-Crush Partners LP		16,012	268,361

Total Materials			268,361

TOTAL LIMITED PARTNERSHIPS
(Cost $8,002,590)			6,400,147

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.73%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.081%	1,480,677	1,480,677

TOTAL SHORT TERM INVESTMENTS
(Cost $1,480,677)			1,480,677

TOTAL INVESTMENTS (99.68%)
(Cost $209,122,545)			$203,517,223

NET OTHER ASSETS AND LIABILITIES (0.32%)			643,266

NET ASSETS (100.00%)			$204,160,489

(a)	Non-income producing security.

Common Abbreviations:

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

REIT - Real Estate Investment Trust.

See Notes to Quarterly Schedule of Investments.

COHEN & STEERS GLOBAL REALTY MAJORS ETF	SCHEDULE OF INVESTMENTS

August 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.52%)
Australia (7.45%)
Dexus Property Group	122,113	$640,466
Goodman Group	199,010	863,915
The GPT Group	219,319	700,792
Mirvac Group	472,642	588,623
Scentre Group, Ltd.	667,003	1,808,503
Stockland	293,926	817,864
Westfield Corp.	240,205	1,666,684

Total Australia		7,086,847

Brazil (0.19%)
BR Malls Participacoes SA	59,600	184,060

Canada (1.22%)
Boardwalk Real Estate Investment Trust	4,947	205,047
Dream Office Real Estate Investment Trust	13,936	225,205
RioCan Real Estate Investment Trust	39,678	733,180

Total Canada		1,163,432

France (5.23%)
Gecina SA	4,494	566,827
Klepierre	26,947	1,185,957
Unibail-Rodamco SE	12,406	3,219,324

Total France		4,972,108

Germany (2.92%)
Deutsche Annington Immobilien SE(a)	43,460	1,423,313
Deutsche EuroShop AG	5,685	253,104
Deutsche Wohnen AG	41,879	1,101,552

Total Germany		2,777,969

Hong Kong (9.62%)
China Overseas Land & Investment, Ltd.	605,000	1,772,053
Hang Lung Properties, Ltd.	295,000	666,125
Hongkong Land Holdings, Ltd.	147,100	1,017,932
The Link REIT	287,164	1,522,886
Sun Hung Kai Properties, Ltd.	214,000	2,711,569
Swire Properties, Ltd.	136,200	416,506
The Wharf Holdings, Ltd.	185,700	1,048,299

Total Hong Kong		9,155,370

Japan (12.16%)
Japan Real Estate Investment Corp.	160	673,073
Japan Retail Fund Investment Corp.	315	580,971
Mitsubishi Estate Co., Ltd.	175,000	3,766,033
Mitsui Fudosan Co., Ltd.	125,000	3,464,346
Nippon Building Fund, Inc.	178	748,794
Nomura Real Estate Holdings, Inc.	16,400	308,155
Sumitomo Realty & Development Co., Ltd.	60,000	2,029,612

Total Japan		11,570,984

Security Description	Shares	Value

Netherlands (0.31%)
Wereldhave N.V.	5,083	$291,127

Singapore (2.68%)
Ascendas Real Estate Investment Trust	264,366	417,800
CapitaLand Mall Trust	336,047	457,255
CapitaLand, Ltd.	336,200	671,900
City Developments, Ltd.	60,000	373,764
Global Logistic Properties, Ltd.	400,800	630,577

Total Singapore		2,551,296

Sweden (0.33%)
Castellum AB	22,242	315,003

Switzerland (0.46%)
PSP Swiss Property AG	5,009	433,718

United Kingdom (7.36%)
The British Land Co. Plc	128,612	1,618,312
Derwent London Plc	13,977	774,048
Great Portland Estates Plc	42,673	542,516
Hammerson Plc	98,909	953,152
Intu Properties Plc	117,739	583,566
Land Securities Group Plc	100,594	1,932,606
Segro Plc	92,874	597,994

Total United Kingdom		7,002,194

United States (49.59%)
Alexandria Real Estate Equities, Inc.	8,956	770,127
American Campus Communities, Inc.	13,855	474,534
AvalonBay Communities, Inc.	16,656	2,749,239
Boston Properties, Inc.	19,351	2,194,016
Camden Property Trust	10,790	777,204
Digital Realty Trust, Inc.	16,991	1,075,870
Douglas Emmett, Inc.	17,011	470,014
Equity Residential	45,743	3,259,189
Essex Property Trust, Inc.	8,271	1,775,122
Extra Space Storage, Inc.	15,450	1,135,266
Federal Realty Investment Trust	8,615	1,112,024
General Growth Properties, Inc.	79,445	2,016,314
HCP, Inc.	58,007	2,149,739
Health Care REIT, Inc.	44,319	2,807,609
Highwoods Properties, Inc.	11,584	439,497
Host Hotels & Resorts, Inc.	95,243	1,688,658
Kilroy Realty Corp.	11,072	718,130
Kimco Realty Corp.	51,733	1,192,446
The Macerich Co.	17,769	1,353,642
ProLogis, Inc.	66,213	2,516,094
Public Storage	18,331	3,689,480
Realty Income Corp.	29,403	1,314,020
Regency Centers Corp.	11,691	693,393
Simon Property Group, Inc.	21,158	3,794,053
SL Green Realty Corp.	12,563	1,300,396
UDR, Inc.	32,372	1,045,616
Ventas, Inc.	41,553	2,286,246

Security Description		Shares	Value

United States (continued)
Vornado Realty Trust		22,152	$1,931,433
Weingarten Realty Investors		14,053	444,637

Total United States			47,174,008

TOTAL COMMON STOCKS
(Cost $87,095,056)			94,678,116

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.16%)
Morgan Stanley Institutional Liquidity Fund, Prime Portfolio	0.081%	152,322	152,322

TOTAL SHORT TERM INVESTMENTS
(Cost $152,322)			152,322

TOTAL INVESTMENTS (99.68%)
(Cost $87,247,378)			$94,830,438

NET OTHER ASSETS AND LIABILITIES (0.32%)			305,364

NET ASSETS (100.00%)			$95,135,802

(a)	Non-income producing security.

Common Abbreviations:
AB -	Aktiebolag is the Swedish equivalent of the term corporation.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Plc -	Public Limited Co.
REIT -	Real Estate Investment Trust.
SA -	Generally designated corporations in various countries, mostly those employing the civil law.
SE -	SE Regulation is a European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

See Notes to Quarterly Schedule of Investments.

GLOBAL COMMODITY EQUITY ETF	SCHEDULE OF INVESTMENTS

August 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.18%)
Australia (3.14%)
BHP Billiton PLC	27,424	$476,370
Fortescue Metals Group, Ltd.	19,950	27,117
GrainCorp, Ltd., Class A	8,352	48,441
Incitec Pivot, Ltd.	85,991	214,796
Newcrest Mining, Ltd.*	20,212	161,099
Woodside Petroleum, Ltd.	4,536	104,137

Total Australia		1,031,960

Brazil (1.08%)
Petroleo Brasileiro SA, Sponsored ADR*	23,927	140,212
Vale SA, Sponsored ADR	43,147	213,578

Total Brazil		353,790

Canada (11.64%)
Agnico-Eagle Mines, Ltd.	5,742	140,626
Agrium, Inc.	7,351	763,317
Alamos Gold, Inc.*	2,368	9,756
B2Gold Corp.*	23,484	27,490
Barrick Gold Corp.	30,751	213,873
Cameco Corp.	5,334	75,047
Canadian Natural Resources, Ltd.	6,858	154,560
Detour Gold Corp.*	4,469	45,145
Eldorado Gold Corp.	18,939	56,575
EnCana Corp.	4,889	36,530
First Quantum Minerals, Ltd.	8,774	45,751
Goldcorp, Inc.	21,813	302,590
IAMGOLD Corp.*	10,201	17,136
Kinross Gold Corp.*	30,276	54,081
New Gold, Inc.*	13,053	30,063
Pan American Silver Corp.	3,942	27,357
Potash Corp. of Saskatchewan, Inc.	42,516	1,107,174
Silver Wheaton Corp.	10,705	131,249
Suncor Energy, Inc.	9,120	258,294
Teck Resources, Ltd., Class B	6,207	44,585
TransCanada Corp.	4,599	160,454
Turquoise Hill Resources, Ltd.*	24,220	72,535
Yamana Gold, Inc.	24,787	46,537

Total Canada		3,820,725

Chile (0.23%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	4,811	75,437

Total Chile		75,437

China (1.48%)
China BlueChemical, Ltd., Class H	88,000	24,980
China Modern Dairy Holdings, Ltd.	95,288	24,836

Security Description	Shares	Value

China (continued)
China Petroleum & Chemical Corp., Class H	150,137	$99,962
China Shenhua Energy Co., Ltd., Class H	19,716	34,191
CNOOC, Ltd.	102,987	127,703
Jiangxi Copper Co., Ltd., Class H	18,000	22,738
PetroChina Co., Ltd., Class H	136,119	113,110
Zijin Mining Group Co., Ltd., Class H	153,000	39,484

Total China		487,004

France (2.00%)
TOTAL SA	14,301	654,834

Total France		654,834

Germany (1.43%)
K+S AG	9,168	342,946
ThyssenKrupp AG	5,875	127,403

Total Germany		470,349

Hong Kong (0.12%)
China Agri-Industries Holdings, Ltd.*	106,000	40,211

Total Hong Kong		40,211

Israel (0.63%)
Israel Chemicals, Ltd.	25,574	144,020
The Israel Corp., Ltd.	204	61,808

Total Israel		205,828

Italy (0.78%)
Eni SpA	15,533	255,006

Total Italy		255,006

Japan (1.55%)
Hitachi Metals, Ltd.	2,900	36,790
JFE Holdings, Inc.	6,700	104,035
Kobe Steel, Ltd.	43,000	57,813
Nippon Steel & Sumitomo Metal Corp.	108,000	222,441
Sumitomo Metal Mining Co., Ltd.	7,000	88,976

Total Japan		510,055

Jersey (0.45%)
Randgold Resources, Ltd.	2,429	147,564

Total Jersey		147,564

Luxembourg (0.31%)
ArcelorMittal	12,885	100,330

Total Luxembourg		100,330

Malaysia (0.67%)
IOI Corp. BHD	102,400	97,524
Kuala Lumpur Kepong BHD	11,820	58,593
PPB Group BHD	17,600	64,282

Total Malaysia		220,399

Security Description	Shares	Value

Mexico (1.28%)
Gruma SAB de CV, Class B	14,300	$193,431
Grupo Mexico SAB de CV, Series B	55,534	140,865
Industrias Penoles SAB de CV	3,299	47,043
Southern Copper Corp.	1,426	38,017

Total Mexico		419,356

Netherlands (1.90%)
Royal Dutch Shell PLC, Class A	23,923	624,956

Total Netherlands		624,956

Norway (1.28%)
Norsk Hydro ASA	15,406	53,375
Yara International ASA	8,235	367,635

Total Norway		421,010

Peru (0.11%)
Companhia de Minas Buenaventura SA, ADR	5,538	35,000

Total Peru		35,000

Poland (0.12%)
KGHM Polska Miedz SA	1,814	37,727

Total Poland		37,727

Russia (5.69%)
Gazprom OAO, Sponsored ADR	76,148	335,813
LUKOIL OAO, Sponsored ADR	5,162	194,710
MMC Norilsk Nickel JSC, ADR	21,189	335,528
NovaTek OAO, Sponsored GDR(a)	1,991	190,738
Phosagro OAO, GDR(a)	20,117	282,644
Polymetal International PLC	4,674	34,606
Severstal OAO, GDR(a)	2,349	25,017
Uralkali PJSC, Sponsored GDR*(a)	30,327	468,855

Total Russia		1,867,911

Singapore (0.85%)
Golden Agri-Resources, Ltd.	323,100	72,128
Olam International, Ltd.	25,100	36,822
Wilmar International, Ltd.	84,400	170,469

Total Singapore		279,419

South Africa (1.05%)
Anglo American Platinum, Ltd.*	1,210	29,218
AngloGold Ashanti, Ltd., Sponsored ADR*	8,348	67,786
Gold Fields, Ltd.	17,560	56,400
Impala Platinum Holdings, Ltd.*	14,074	52,559
Kumba Iron Ore, Ltd.	376	2,562
Lonmin PLC*	14,436	7,775
Sasol, Ltd.	3,300	105,746
Sibayne Gold, Ltd.	20,026	22,956

Total South Africa		345,002

Security Description	Shares	Value

South Korea (0.56%)
Hyundai Steel Co.	721	$32,248
POSCO	939	150,843

Total South Korea		183,091

Spain (0.32%)
Repsol YPF SA	7,441	106,503

Total Spain		106,503

Switzerland (5.57%)
Glencore International PLC	63,576	144,678
Syngenta AG	4,783	1,657,585
Transocean, Ltd.	1,952	27,777

Total Switzerland		1,830,040

Taiwan (0.38%)
China Steel Corp.	136,790	81,983
Taiwan Fertilizer Co., Ltd.	34,400	43,508

Total Taiwan		125,491

United Kingdom (6.51%)
Anglo American PLC	16,001	181,942
Antofagasta PLC	5,031	47,015
BG Group PLC	20,044	305,914
BP PLC	117,337	649,093
CNH Industrial NV	48,964	387,305
Ensco PLC, Class A	1,369	24,793
Rio Tinto PLC	14,750	540,497

Total United Kingdom		2,136,559

United States (48.05%)
AGCO Corp.	3,812	186,941
Alcoa, Inc.	16,360	154,602
Allegheny Technologies, Inc.	1,263	24,389
Anadarko Petroleum Corp.	3,204	229,342
The Andersons, Inc.	1,338	47,339
Apache Corp.	2,451	110,883
Archer-Daniels-Midland Co.	31,032	1,396,130
Baker Hughes, Inc.	2,756	154,336
Bunge, Ltd.	7,118	515,699
Cabot Oil & Gas Corp.	2,594	61,400
Cameron International Corp.*	1,105	73,770
CF Industries Holdings, Inc.	11,993	688,158
Cheniere Energy, Inc.*	1,476	91,733
Chesapeake Energy Corp.	3,398	26,538
Chevron Corp.	12,006	972,366
Cliffs Natural Resources, Inc.	1,822	7,233
ConocoPhillips	7,909	388,727
Continental Resources, Inc.*	470	15,087
Deere & Co.	16,259	1,329,661
Devon Energy Corp.	2,484	105,967
EOG Resources, Inc.	3,440	269,386
EQT Corp.	909	70,738
Exxon Mobil Corp.	26,674	2,006,952
Freeport-McMoRan, Inc.	13,722	146,002
Halliburton Co.	5,158	202,967

Security Description		Shares	Value

United States (continued)
Hecla Mining Co.		9,728	$20,040
Hess Corp.		1,581	93,991
Ingredion, Inc.		3,594	310,306
Intrepid Potash, Inc.*		3,129	24,750
Kinder Morgan, Inc.		11,451	371,127
Marathon Oil Corp.		4,286	74,105
Monsanto Co.		24,346	2,377,387
The Mosaic Co.		16,470	672,470
National Oilwell Varco, Inc.		2,360	99,899
Newmont Mining Corp.		13,987	238,758
Noble Energy, Inc.		2,438	81,454
Nucor Corp.		4,247	183,853
Occidental Petroleum Corp.		4,841	353,441
Pioneer Natural Resources Co.		880	108,293
Reliance Steel & Aluminum Co.		913	53,064
Royal Gold, Inc.		1,637	78,772
Schlumberger, Ltd.		8,100	626,697
Seaboard Corp.*		13	43,163
Southwestern Energy Co.*		2,484	40,340
Spectra Energy Corp.		4,347	126,367
Steel Dynamics, Inc.		3,077	59,940
Stillwater Mining Co.*		3,169	30,264
United States Steel Corp.		1,702	27,879
Valero Energy Corp.		3,252	192,974
The Williams Co., Inc.		4,373	210,779

Total United States			15,776,459

TOTAL COMMON STOCKS
(Cost $47,674,739)			32,562,016

7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.25%)
Morgan Stanley Institutional Liquidity Funds Prime Portfolio, Institutional Class	0.081%	81,463	81,463

TOTAL SHORT TERM INVESTMENTS
(Cost $81,463)			81,463

TOTAL INVESTMENTS (99.43%)
(Cost $47,756,202)			$32,643,479

NET OTHER ASSETS AND LIABILITIES (0.57%)			187,560

NET ASSETS (100.00%)			$32,831,039

*	Non-income producing security.
(a)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of August 31, 2015, the aggregate market values of these securities were $967,254, representing 2.95% of the Fund’s net assets.

Common Abbreviations:
ADR	-	American Depositary Receipt.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
BHD	-	Berhad (equivalent to Public Limited Company in Malaysia).
GDR	-	Global Depository Receipt.
JSC	-	Joint Stock Company.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO	-	Otkytoe Aktsionernoe Obshchestvo (open Joint Stock Corporation) is a Russian term for a stock-based corporation.
PJSC	-	Public Joint Stock Company.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing the civil law.
SAB de CV	-	A variable capital company.
SpA	-	Societa Per Azioni is an Italian shared company.

See Notes to Quarterly Schedule of Investments.

JANUS VELOCITY VOLATILITY HEDGED LARGE CAP ETF	SCHEDULE OF INVESTMENTS

August 31, 2015 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED FUNDS (85.30%)
Equity Fund (85.30%)
iShares® Core S&P 500® ETF	96,915	$19,261,856
SPDR® S&P 500® ETF Trust	97,444	19,261,756
Vanguard® S&P 500® ETF	106,354	19,261,773

Total United States		57,785,385

TOTAL EXCHANGE TRADED FUNDS
(Cost $57,124,873)		57,785,385

TOTAL INVESTMENTS (85.30%)
(Cost $57,124,873)		$57,785,385

NET OTHER ASSETS AND LIABILITIES (14.70%)(a)		9,959,704

NET ASSETS (100.00%)		$67,745,089

(a)	Includes cash, in the amount of $3,720,000, which is being held as collateral for total return swap contracts.

Common Abbreviations:

ETF	-	Exchange Traded Fund.
S&P	-	Standard and Poor’s.
SPDR	-	Standard and Poor’s Depositary Receipt.

Janus Velocity Volatility Hedged Large Cap ETF

TOTAL RETURN SWAP CONTRACTS *

Reference Obligation	Swap Counterparty	Rate Received by the Fund	Termination Date	Notional Amount	Unrealized Appreciation

S&P 500® VIX® Futures Variable Long/Short Index - Short Term:	BNP Paribas	1.970%	10/13/2016	$807,000	$108,178
	BNP Paribas	1.970%	05/03/2017	1,196,697	134,839

				$2,003,697	$243,017

Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Date	Notional Amount	Unrealized Depreciation

S&P 500® VIX® Futures Variable Long/Short Index - Short Term:	BNP Paribas	1.970%	01/15/2016	$1,381,026	$(172,397)
	BNP Paribas	1.970%	02/02/2016	77,339	(8,335)
	BNP Paribas	1.970%	03/02/2016	871,311	(89,627)
	BNP Paribas	1.970%	04/14/2016	601,568	(54,014)
	BNP Paribas	1.970%	07/14/2016	5,363,815	(34,115)

				$8,295,059	$(358,488)

* The Fund receives monthly payments based on any positive monthly return of the Reference Obligation net of the rate paid by the Fund. The Fund makes payments on any negative monthly return of such Reference Obligation in addition to the rate paid by the Fund.

JANUS VELOCITY TAIL RISK HEDGED LARGE CAP ETF	SCHEDULE OF INVESTMENTS

August 31, 2015 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED FUNDS (85.32%)
Equity Fund (85.32%)
iShares® Core S&P 500® ETF	58,352	$11,597,460
SPDR® S&P 500® ETF Trust	58,671	11,597,497
Vanguard® S&P 500® ETF	64,036	11,597,560

Total United States		34,792,517

TOTAL EXCHANGE TRADED FUNDS
(Cost $33,701,841)		34,792,517

TOTAL INVESTMENTS (85.32%)
(Cost $33,701,841)		$34,792,517

NET OTHER ASSETS AND LIABILITIES (14.68%)(a)		5,986,600

NET ASSETS (100.00%)		$40,779,117

(a)	Includes cash, in the amount of $2,790,000, which is being held as collateral for total return swap contracts.

Common Abbreviations:

ETF	-	Exchange Traded Fund.
S&P	-	Standard and Poor’s.
SPDR	-	Standard and Poor’s Depositary Receipt.

Janus Velocity Tail Risk Hedged Large Cap ETF

TOTAL RETURN SWAP CONTRACTS *

Reference Obligation	Swap Counterparty	Rate Received by the Fund	Termination Date	Notional Amount	Unrealized Appreciation

S&P 500® VIX® Futures Tail Risk Index - Short Term:	BNP Paribas	1.970%	10/13/2016	$2,498,088	$285,163
	BNP Paribas	1.970%	01/13/2017	218,000	43,040
	BNP Paribas	1.970%	04/13/2017	627,500	214,741

				$3,343,588	$542,944

Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Date	Notional Amount	Unrealized Depreciation

S&P 500® VIX® Futures Tail Risk Index - Short Term:	BNP Paribas	1.970%	10/02/2015	$68,019	$(8,520)
	BNP Paribas	1.970%	11/03/2015	85,000	(9,758)
	BNP Paribas	1.970%	12/02/2015	98,912	(9,869)
	BNP Paribas	1.970%	01/05/2016	938,152	(94,066)
	BNP Paribas	1.970%	04/14/2016	402,000	(23,586)
	BNP Paribas	1.970%	07/14/2016	880,045	(12,898)

				$2,472,128	$(158,697)

* The Fund receives monthly payments based on any positive monthly return of the Reference Obligation net of the rate paid by the Fund. The Fund makes payments on any negative monthly return of such Reference Obligation in addition to the rate paid by the Fund.

RIVERFRONT STRATEGIC INCOME FUND	SCHEDULE OF INVESTMENTS

August 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS (94.00%)
Communications (1.95%)
CCO Holdings LLC / CCO Holdings Capital Corp., Sr. Unsec.
6.50%, 04/30/2021	$5,000,000	$5,235,375
Sprint Communications, Inc., Sr. Unsec.
6.00%, 12/01/2016	3,840,000	3,933,600

Total Communications		9,168,975

Consumer Discretionary (17.23%)
Autonation, Inc., Sr. Unsec.
6.75%, 04/15/2018	2,450,000	2,716,095
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Sr. Unsec.
4.88%, 11/15/2017	8,785,000	8,993,644
Cablevision Systems Corp., Sr. Unsec.
8.63%, 09/15/2017	6,836,000	7,485,420
CSC Holdings LLC, Sr. Unsec.
7.88%, 02/15/2018	4,000,000	4,380,000
DISH DBS Corp., Sr. Unsec.
4.25%, 04/01/2018	9,558,000	9,553,125
7.88%, 09/01/2019	2,000,000	2,172,800
Lamar Media Corp., Sr. Sub.
5.88%, 02/01/2022	13,221,000	13,882,049
Lear Corp., Sr. Unsec.
4.75%, 01/15/2023	10,890,000	10,862,775
MGM Resorts International, Sr. Unsec.
7.63%, 01/15/2017	9,228,000	9,735,540
Service Corp. International, Sr. Unsec.
5.38%, 01/15/2022	10,805,000	11,385,769

Total Consumer Discretionary		81,167,217

Consumer Staples (2.55%)
Constellation Brands, Inc., Sr. Unsec.
7.25%, 05/15/2017	2,650,000	2,860,344
3.88%, 11/15/2019	3,750,000	3,857,812
Smithfield Foods, Inc., Sr. Unsec.
7.75%, 07/01/2017	4,850,000	5,274,375

Total Consumer Staples		11,992,531

Energy (8.18%)
Access Midstream Partners LP/ACMP Finance Corp., Sr. Unsec.
6.13%, 07/15/2022	14,093,000	14,379,580

Security Description	Principal Amount	Value

Energy (continued)
Concho Resources, Inc., Sr. Unsec.
6.50%, 01/15/2022	$4,434,000	$4,545,781
Continental Resources, Inc., Sr. Unsec.
5.00%, 09/15/2022	10,127,000	9,190,253
Newfield Exploration Co., Sr. Unsec.
5.75%, 01/30/2022	3,850,000	3,816,313
Tesoro Corp., Sr. Unsec.
5.38%, 10/01/2022	4,000,000	4,010,000
Tesoro Logistics LP / Tesoro Logistics Finance Corp., Sr. Unsec.
5.88%, 10/01/2020	2,600,000	2,619,500

Total Energy		38,561,427

Financials (4.94%)
Ally Financial, Inc., Sr. Unsec.
5.50%, 02/15/2017	3,958,000	4,097,321
4.75%, 09/10/2018	1,450,000	1,498,938
CIT Group, Inc., Sr. Unsec.
5.00%, 05/15/2017	150,000	154,688
4.25%, 08/15/2017	12,975,000	13,202,062
Corrections Corp., Sr. Unsec.
4.13%, 04/01/2020	4,297,000	4,329,228

Total Financials		23,282,237

Health Care (18.17%)
CHS/Community Health Systems, Inc., First Lien
5.13%, 08/15/2018	12,065,000	12,381,706
DaVita HealthCare Partners, Inc., Sr. Unsec.
5.75%, 08/15/2022	14,200,000	15,162,050
Fresenius Medical Care US Finance II, Inc., Sr. Unsec.
5.63%, 07/31/2019(a)	11,685,000	12,663,619
HCA, Inc., First Lien
6.50%, 02/15/2020	12,953,000	14,345,448
Hologic, Inc., Sr. Unsec.
5.25%, 07/15/2022(a)	9,905,000	10,127,863
Tenet Healthcare Corp., First Lien
6.25%, 11/01/2018	12,267,000	13,325,029
3.79%, 06/15/2020(a)(b)	2,765,000	2,783,664
Valeant Pharmaceuticals International, Sr. Unsec.
6.75%, 08/15/2018(a)	4,650,000	4,873,781

Total Health Care		85,663,160

Industrials (11.88%)
ADT Corp., Sr. Unsec.
2.25%, 07/15/2017	1,550,000	1,551,938
Aircastle, Ltd., Sr. Unsec.
6.75%, 04/15/2017	10,387,000	10,984,253

Security Description	Principal Amount	Value

Industrials (continued)
Bombardier, Inc., Sr. Unsec.
7.50%, 03/15/2018(a)	$3,650,000	$3,431,000
Case New Holland Industrial, Inc., Sr. Unsec.
7.88%, 12/01/2017	9,705,000	10,567,775
Silgan Holdings, Inc., Sr. Unsec.
5.00%, 04/01/2020	2,750,000	2,831,675
United Rentals North America, Inc., Sr. Unsec.
7.38%, 05/15/2020	11,800,000	12,581,750
WESCO Distribution, Inc., Sr. Unsec.
5.38%, 12/15/2021	14,350,000	14,027,124

Total Industrials		55,975,515

Information Technology (3.00%)
Flextronics International, Ltd., Sr. Unsec.
4.63%, 02/15/2020	13,821,000	14,114,696

Total Information Technology		14,114,696

Materials (12.99%)
ArcelorMittal, Sr. Unsec.
6.13%, 06/01/2018	2,700,000	2,814,750
6.00%, 08/05/2020(c)	10,171,000	10,158,286
Ball Corp., Sr. Unsec.
5.00%, 03/15/2022	9,041,000	9,221,820
Celanese US Holdings LLC, Sr. Unsec.
5.88%, 06/15/2021	5,220,000	5,494,050
The Chemours Co., Sr. Unsec.
6.63%, 05/15/2023(a)	4,130,000	3,603,425
Graphic Packaging International, Inc., Sr. Unsec.
4.75%, 04/15/2021	5,671,000	5,770,242
4.88%, 11/15/2022	4,615,000	4,649,613
Huntsman Intl LLC, Sr. Unsec.
4.88%, 11/15/2020	14,138,000	13,925,930
United States Steel Corp., Sr. Unsec.
6.05%, 06/01/2017	5,506,000	5,588,590

Total Materials		61,226,706

Telecommunication Services (6.58%)
CenturyLink, Inc., Sr. Unsec., Series V
5.63%, 04/01/2020	9,500,000	9,511,970
Frontier Communications Corp., Sr. Unsec.
8.25%, 04/15/2017	11,725,000	12,619,031
Windstream Corp., Sr. Unsec.
7.88%, 11/01/2017	8,484,000	8,897,595

Total Telecommunication Services		31,028,596

Security Description		Principal Amount	Value

Utilities (6.53%)
AES Corp., Sr. Unsec.
8.00%, 06/01/2020		$ 14,065,000	$16,324,542
NRG Energy, Inc., Sr. Unsec.
7.63%, 01/15/2018		13,650,000	14,434,875

Total Utilities			30,759,417

TOTAL CORPORATE BONDS
(Cost $448,849,130)			442,940,477

Security Description	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (6.36%)
Morgan Stanley Institutional Liquidity Fund, Prime Portfolio	0.081%	29,974,022	29,974,022

TOTAL SHORT TERM INVESTMENTS
(Cost $29,974,022)			29,974,022

TOTAL INVESTMENTS (100.36%)
(Cost $478,823,152)			$472,914,499

NET LIABILITIES LESS OTHER ASSETS (-0.36%)			(1,705,469)

NET ASSETS (100.00%)			$471,209,030

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $37,483,352, representing 7.95% of net assets.
(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at August 31, 2015.
(c)	Represents a step bond. Rate disclosed is as of August 31, 2015.

Common Abbreviations:

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

Sr. - Senior.

Sub. - Subordinated.

Unsec. - Unsecured.

See Notes to Quarterly Schedule of Investments.

SPROTT GOLD MINERS ETF	SCHEDULE OF INVESTMENTS

August 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.81%)
Gold Mining (96.61%)
Agnico Eagle Mines Ltd.	221,076	$5,411,941
Alamos Gold, Inc., Class A	749,405	3,072,561
AngloGold Ashanti Ltd., Sponsored ADR(a)	493,049	4,003,558
Barrick Gold Corp.	709,697	4,932,394
Eldorado Gold Corp.	1,336,791	4,010,373
Franco-Nevada Corp.	416,805	18,072,665
Gold Fields Ltd., Sponsored ADR	1,059,999	3,423,797
Goldcorp, Inc.	1,235,721	17,127,093
Kinross Gold Corp.(a)	2,355,342	4,216,062
New Gold, Inc.(a)	975,718	2,244,151
Newmont Mining Corp.	998,268	17,040,435
NOVAGOLD RESOURCES, Inc.(a)	624,652	2,329,952
Pretium Resources, Inc.(a)	357,245	1,907,688
Primero Mining Corp.(a)	896,800	2,582,784
Randgold Resources Ltd., ADR	87,105	5,251,560
Royal Gold, Inc.	99,583	4,791,934
Sandstorm Gold Ltd.(a)	915,355	2,498,919
Seabridge Gold, Inc.(a)	330,391	2,114,502
Sibanye Gold Ltd., Sponsored ADR	482,584	2,297,100
Yamana Gold, Inc.	2,527,382	4,751,478

Total Gold Mining		112,080,947

Silver Mining (3.20%)
Coeur Mining, Inc.(a)	194,052	652,015
First Majestic Silver Corp.(a)	195,927	677,907
Fortuna Silver Mines, Inc.(a)	292,097	709,796
Pan American Silver Corp.	129,399	896,735
Silver Standard Resources, Inc.(a)	120,301	775,942

Total Silver Mining		3,712,395

TOTAL COMMON STOCKS
(Cost $165,975,475)		115,793,342

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.15%)
Morgan Stanley Institutional Liquidity Fund, Prime Portfolio	0.081%	173,538	173,538

TOTAL SHORT TERM INVESTMENTS
(Cost $173,538)			173,538

TOTAL INVESTMENTS (99.96%)
(Cost $166,149,013)			$115,966,880

NET OTHER ASSETS AND LIABILITIES (0.04%)			48,417

NET ASSETS (100.00%)			$116,015,297

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. -  Limited.

See Notes to Quarterly Schedule of Investments.

SPROTT JUNIOR GOLD MINERS ETF		SCHEDULE OF INVESTMENTS

August 31, 2015 (Unaudited)

Security Description		Shares	Value

COMMON STOCKS (99.97%)
Gold Mining (77.58%)
Alacer Gold Corp.(a)		481,854	$1,051,171
Alamos Gold, Inc., Class A		236,471	969,531
Asanko Gold, Inc.(a)		118,586	194,699
B2Gold Corp.(a)		1,088,268	1,273,892
Centerra Gold, Inc.		392,025	1,981,580
China Gold International Resources Corp., Ltd.(a)		682,957	981,141
Continental Gold Ltd.(a)		74,693	159,537
Guyana Goldfields, Inc.(a)		87,520	268,760
Harmony Gold Mining Co. Ltd., Sponsored ADR(a)		514,826	475,030
IAMGOLD Corp.(a)		466,719	779,421
Kirkland Lake Gold, Inc.(a)		135,805	549,166
Klondex Mines Ltd.(a)		209,783	558,103
Lake Shore Gold Corp.(a)		740,914	625,125
New Gold, Inc.(a)		544,777	1,252,987
NOVAGOLD RESOURCES, Inc.(a)		190,512	710,610
OceanaGold Corp.		356,255	628,239
Osisko Gold Royalties Ltd.		56,498	655,765
Premier Gold Mines Ltd.(a)		96,543	175,386
Pretium Resources, Inc.(a)		78,118	417,150
Primero Mining Corp.(a)		271,314	781,384
Rubicon Minerals Corp.(a)		233,127	185,103
Sandstorm Gold Ltd.(a)		136,630	373,000
Seabridge Gold, Inc.(a)		30,467	194,989
SEMAFO, Inc.(a)		501,367	1,242,366
Sibanye Gold Ltd., Sponsored ADR		231,306	1,101,017
Torex Gold Resources, Inc.(a)		482,746	455,005

Total Gold Mining			18,040,157

Silver Mining (22.39%)
Coeur Mining, Inc.(a)		166,190	558,398
First Majestic Silver Corp.(a)		146,775	507,841
Fortuna Silver Mines, Inc.(a)		156,528	380,363
Hecla Mining Co.		621,770	1,280,846
MAG Silver Corp.(a)		41,641	306,389
Pan American Silver Corp.		184,263	1,276,943
Silver Standard Resources, Inc.(a)		138,658	894,344

Total Silver Mining			5,205,124

TOTAL COMMON STOCKS
(Cost $27,536,095)			23,245,281

7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.03%)
Morgan Stanley Institutional Liquidity Fund, Prime Portfolio	0.081%	6,917	6,917

TOTAL SHORT TERM INVESTMENTS
(Cost $6,917)			6,917

Value

TOTAL INVESTMENTS (100.00%)
(Cost $27,543,012)	$23,252,198

NET OTHER ASSETS AND LIABILITIES (0.00%)(b)	929

NET ASSETS (100.00%)	$23,253,127

(a)	Non-income producing security.
(b)	Less than 0.005% of Net Assets.

Common Abbreviations:

ADR -	American Depositary Receipt.
Ltd. -	Limited.

See Notes to Quarterly Schedule of Investments.

U.S. EQUITY HIGH VOLATILITY PUT WRITE INDEX FUND	SCHEDULE OF INVESTMENTS

August 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

SHORT TERM INVESTMENTS (97.63%)
U.S. Treasury Bill Discount Notes
0.028%, 09/03/2015(a)	$10,000,000	$10,000,000
0.036%, 09/17/2015(a)(b)	16,500,000	16,500,050
0.030%, 10/01/2015(a)	2,400,000	2,400,005
0.030%, 10/08/2015(a)	6,000,000	6,000,114
0.034%, 10/15/2015(a)	2,400,000	2,399,990
0.073%, 12/03/2015(a)	7,000,000	6,999,300
0.048%, 12/17/2015(a)(b)	10,000,000	9,998,460

TOTAL SHORT TERM INVESTMENTS
(Cost $54,296,622)		54,297,919

TOTAL INVESTMENTS (97.63%)
(Cost $54,296,622)		$54,297,919

NET OTHER ASSETS AND LIABILITIES (2.37%)		1,316,222

NET ASSETS (100.00%)		$55,614,141

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	All or a portion of this security is being held as collateral for written options.

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value

WRITTEN PUT OPTIONS
Antero Resources Corp.	10/16/2015	$20.00	(1,365)	$(75,075)
Continental Resource	10/16/2015	24.00	(1,137)	(93,802)
FMC Technologies, Inc.	10/16/2015	25.00	(1,092)	(32,760)
GoPro, Inc.	10/16/2015	42.00	(650)	(160,875)
Incyte Corp.	10/16/2015	85.00	(321)	(38,520)
Isis Pharmaceuticals, Inc.	10/16/2015	38.00	(718)	(39,490)
Lululemon Athletica	10/16/2015	50.00	(546)	(33,306)
Marathon Oil Corp.	10/16/2015	13.00	(2,100)	(65,100)
Micron Technology, Inc.	10/16/2015	13.00	(2,100)	(74,550)
Newfield Exploration Co.	10/16/2015	25.00	(1,092)	(46,410)
Newmont Mining Corp.	10/16/2015	15.00	(1,820)	(94,640)
OPKO Health, Inc.	10/16/2015	10.00	(2,731)	(170,688)
Palo Alto Networks, Inc.	10/16/2015	135.00	(202)	(61,105)
Range Resources Corp.	10/16/2015	27.50	(993)	(44,685)
salesforce.com, Inc.	10/16/2015	55.00	(496)	(18,600)
Seattle Genetics, Inc.	10/16/2015	35.00	(780)	(74,100)
Southwestern Energy Co.	10/16/2015	13.00	(2,100)	(69,300)
Splunk, Inc.	10/16/2015	50.00	(546)	(42,315)
The Williams Cos., Inc.	10/16/2015	41.00	(666)	(139,860)
Workday, Inc.	10/16/2015	60.00	(455)	(52,325)
TOTAL WRITTEN PUT OPTIONS

(Premiums received $2,430,119)				$(1,427,506)

See Notes to Quarterly Schedule of Investments.

WORKPLACE EQUALITY PORTFOLIO	SCHEDULE OF INVESTMENTS

August 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.74%)
Consumer Discretionary (24.10%)
Abercrombie & Fitch Co., Class A	1,954	$38,806
American Eagle Outfitters, Inc.	2,501	42,567
Aramark	1,389	43,531
Barnes & Noble Education, Inc.(a)	1,040	13,416
Barnes & Noble, Inc.	1,647	25,710
Best Buy Co., Inc.	1,243	45,668
Caesars Entertainment Corp.(a)	6,692	63,908
CBS Corp., Class B	754	34,111
Choice Hotels International, Inc.	783	39,933
Coach, Inc.	1,211	36,633
Comcast Corp., Class A	728	41,008
Darden Restaurants, Inc.	636	43,254
Ford Motor Co.	2,873	39,849
GameStop Corp., Class A	1,007	42,777
Gap, Inc.	1,134	37,207
General Motors Co.	1,201	35,357
Groupon, Inc.(a)	8,002	36,009
Hilton Worldwide Holdings, Inc.	1,553	38,561
Hyatt Hotels Corp., Class A(a)	756	38,730
InterContinental Hotels Group PLC, Sponsored ADR	1,021	38,196
Interpublic Group of Cos., Inc.	2,176	41,083
L Brands, Inc.	512	42,957
Macy’s, Inc.	623	36,514
Marriott International, Inc., Class A	563	39,782
MGM Resorts International(a)	2,238	45,722
Newell Rubbermaid, Inc.	1,045	44,026
NIKE, Inc., Class B	410	45,818
Nordstrom, Inc.	582	42,416
Office Depot, Inc.(a)	4,815	38,183
Orbitz Worldwide, Inc.(a)	3,812	43,724
Pearson PLC, Sponsored ADR	2,223	38,680
Sears Holdings Corp.(a)	1,545	41,221
Sirius XM Holdings, Inc.(a)	11,241	42,884
Sony Corp., Sponsored ADR(a)	1,481	38,180
Staples, Inc.	2,689	38,211
Starbucks Corp.	812	44,425
Starwood Hotels & Resorts Worldwide, Inc.	532	38,022
Target Corp.	522	40,565
Tesla Motors, Inc.(a)	166	41,344
Thomson Reuters Corp.	1,120	43,478
Time Warner Cable, Inc.	247	45,946
Time Warner, Inc.	499	35,479
Time, Inc.	1,850	38,425
TJX Cos., Inc.	657	46,199
Viacom, Inc., Class B	645	26,297
Walt Disney Co.	391	39,835
Whirlpool Corp.	232	38,999
Wyndham Worldwide Corp.	522	39,923

Security Description	Shares	Value

Consumer Discretionary (continued)
Wynn Resorts Ltd.	423	$31,746

Total Consumer Discretionary		1,945,315

Consumer Staples (9.46%)
Avon Products, Inc.	6,388	33,154
Brown-Forman Corp., Class B	434	42,575
Campbell Soup Co.	913	43,815
Clorox Co.	412	45,801
Coca-Cola Co.	1,083	42,584
ConAgra Foods, Inc.	1,012	42,180
CVS Health Corp.	414	42,394
Diageo PLC, Sponsored ADR	366	38,931
General Mills, Inc.	787	44,670
The Kraft Heinz Co.	619	44,977
Hershey Co.	491	43,954
Kellogg Co.	689	45,667
Mondelez International, Inc., Class A	1,064	45,071
Pepsi Co., Inc.	462	42,934
Procter & Gamble Co.	545	38,515
SUPERVALU, Inc.(a)	5,179	42,675
Unilever NV, NY Shares	1,023	41,043
Walgreens Boots Alliance, Inc.	495	42,842

Total Consumer Staples		763,782

Energy (0.44%)
Chevron Corp.	440	35,636

Total Energy		35,636

Financials (20.73%)
American Express Co.	545	41,812
American International Group, Inc.	707	42,660
Ameriprise Financial, Inc.	342	38,533
Aon PLC	426	39,805
Bank of America Corp.	2,533	41,389
Bank of Montreal	729	39,315
Bank of New York Mellon Corp.	1,021	40,636
Barclays PLC, Sponsored ADR	2,617	41,741
BlackRock, Inc.	122	36,901
Capital One Financial Corp.	491	38,175
CBRE Group, Inc., Class A(a)	1,173	37,559
Charles Schwab Corp.	1,331	40,436
Chubb Corp.	447	54,003
Citigroup, Inc.	776	41,500
Comerica, Inc.	858	37,752
Credit Suisse Group AG, Sponsored ADR	1,597	42,943
Deutsche Bank AG	1,447	42,687
Discover Financial Services	740	39,760
Goldman Sachs Group, Inc.	205	38,663
Hartford Financial Services Group, Inc.	1,038	47,697
HSBC Holdings PLC, Sponsored ADR	931	36,933
Huntington Bancshares, Inc.	3,859	42,102
JPMorgan Chase & Co.	647	41,473
KeyCorp	2,870	39,434
Marsh & McLennan Cos., Inc.	737	39,599
MetLife, Inc.	776	38,878

Security Description	Shares	Value

Financials (continued)
Moody’s Corp.	395	$40,412
Morgan Stanley	1,108	38,171
Northern Trust Corp.	559	39,041
PNC Financial Services Group, Inc.	450	41,004
Progressive Corp.	1,551	46,468
Prudential Financial, Inc.	490	39,543
Royal Bank of Canada	703	39,059
State Street Corp.	554	39,844
Sun Life Financial, Inc.	1,299	41,399
SunTrust Banks, Inc.	1,004	40,531
T Rowe Price Group, Inc.	553	39,750
Toronto-Dominion Bank	1,025	40,795
UBS Group AG	2,047	42,352
US Bancorp	983	41,630
Wells Fargo & Co.	765	40,797

Total Financials		1,673,182

Health Care (8.49%)
Aetna, Inc.	354	40,540
Biogen, Inc.(a)	108	32,108
Boston Scientific Corp.(a)	2,446	40,946
Bristol-Myers Squibb Co.	653	38,834
Cardinal Health, Inc.	491	40,395
Cigna Corp.	282	39,703
Eli Lilly & Co.	529	43,563
GlaxoSmithKline PLC, Sponsored ADR	1,036	42,403
Humana, Inc.	218	39,848
Johnson & Johnson	439	41,257
McKesson Corp.	184	36,355
Medtronic PLC	574	41,494
Merck & Co., Inc.	754	40,603
Novartis AG, Sponsored ADR	438	42,582
Pfizer, Inc.	1,280	41,242
St Jude Medical, Inc.	581	41,141
UnitedHealth Group, Inc.	364	42,115

Total Health Care		685,129

Industrials (11.75%)
3M Co.	276	39,231
Alaska Air Group, Inc.	679	50,830
American Airlines Group, Inc.	1,088	42,410
Boeing Co.	299	39,073
Cummins, Inc.	318	38,717
Danaher Corp.	506	44,032
General Electric Co.	1,609	39,935
Herman Miller, Inc.	1,505	40,801
Huron Consulting Group, Inc.(a)	632	45,750
JetBlue Airways Corp.(a)	2,179	48,635
Lockheed Martin Corp.	228	45,869
Navigant Consulting, Inc.(a)	2,945	46,502
Northrop Grumman Corp.	263	43,064
Owens Corning	1,090	48,276
Raytheon Co.	439	45,024
Rockwell Automation, Inc.	351	39,252
Steelcase, Inc., Class A	2,331	41,096
Towers Watson & Co., Class A	318	37,756
United Continental Holdings, Inc.(a)	836	47,627

Security Description	Shares	Value

Industrials (continued)
United Technologies Corp.	381	$34,903
Virgin America, Inc.(a)	1,502	49,010
WW Grainger, Inc.	181	40,443

Total Industrials		948,236

Information Technology (17.21%)
Accenture PLC, Class A	447	42,139
Adobe Systems, Inc.(a)	547	42,978
Alcatel-Lucent, Sponsored ADR(a)	11,598	38,389
Apple, Inc.	345	38,902
Automatic Data Processing, Inc.	514	39,742
Booz Allen Hamilton Holding Corp.	1,702	45,443
Broadridge Financial Solutions, Inc.	841	44,396
CA, Inc.	1,426	38,916
Cisco Systems, Inc.	1,514	39,182
Corning, Inc.	2,080	35,797
eBay, Inc.(a)	716	19,411
Electronic Arts, Inc.(a)	666	44,056
EMC Corp.	1,627	40,463
Facebook, Inc., Class A(a)	530	47,398
Google, Inc., Class C(a)	82	50,698
Hewlett-Packard Co.	1,376	38,611
Intel Corp.	1,361	38,843
International Business Machines Corp.	262	38,747
Intuit, Inc.	421	36,101
Lexmark International, Inc., Class A	967	28,991
LinkedIn Corp., Class A(a)	202	36,481
MasterCard, Inc., Class A	462	42,675
Microsoft Corp.	943	41,039
NCR Corp.(a)	1,289	32,341
NetApp, Inc.	1,288	41,164
Nokia OYJ, Sponsored ADR	6,086	37,977
Oracle Corp.	1,057	39,204
PayPal Holdings, Inc.(a)	716	25,060
QUALCOMM, Inc.	654	37,003
Salesforce.com, Inc.(a)	582	40,368
Symantec Corp.	1,818	37,251
Tech Data Corp.(a)	705	45,994
Visa, Inc., Class A	635	45,276
Xerox Corp.	3,949	40,161
Yahoo!, Inc.(a)	1,080	34,819
Yelp, Inc.(a)	973	23,624

Total Information Technology		1,389,640

Materials (2.26%)
Alcoa, Inc.	3,649	34,483
The Chemours Company	124	1,199
Dow Chemical Co.	831	36,365
Ecolab, Inc.	371	40,490
EI du Pont de Nemours & Co.	620	31,930
Monsanto Co.	390	38,084

Total Materials		182,551

Telecommunication Services (2.68%)
AT&T, Inc.	1,265	41,998
BT Group PLC, Sponsored ADR	606	40,511
Sprint Corp.(a)	9,350	47,311

	Security Description	Shares	Value

Telecommunication Services (continued)
	T-Mobile US, Inc.(a)	1,114	$44,126
	Verizon Communications, Inc.	930	42,789

Total Telecommunication Services			216,735

	Utilities (2.62%)
	Edison International	749	43,802
	Exelon Corp.	1,309	40,265
	PG&E Corp.	861	42,688
	Portland General Electric Co.	1,289	44,522
	Sempra Energy	425	40,311

	Total Utilities		211,588

	TOTAL COMMON STOCKS
	(Cost $8,126,120)		8,051,794

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.00%)(b)
Morgan Stanley Institutional Liquidity Fund, Prime Portfolio	0.081%	177	177

TOTAL SHORT TERM INVESTMENTS
	(Cost $177)		177

TOTAL INVESTMENTS (99.74%)
	(Cost $8,126,297)		$8,051,971

NET OTHER ASSETS AND LIABILITIES (0.26%)			20,892

	NET ASSETS (100.00%)		$8,072,863

(a)	Non-income producing security.
(b)	Less than 0.005% of Net Assets.

Common Abbreviations:

ADR -	American Depositary Receipt.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. -	Limited.
NV -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ -	Osakeyhtio is the Finnish equivalent of a public limited company.
PLC -	Public Limited Company.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments

August 31, 2015 (Unaudited)

1. Portfolio Valuation

Each Fund’s Shares are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Fixed-income obligations are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Treasury Bills are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Listed put options are valued at the mean of the most recent bid and ask prices.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of each Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds invest in foreign securities. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 1 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Listed put options are valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 1 in the hierarchy, due to their active trading and short-term expiration.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at August 31, 2015:

Alerian Energy Infrastructure ETF

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Canadian Energy Infrastructure Companies	$3,662,846	$–	$–	$3,662,846
U.S. Energy Infrastructure Companies	3,969,794	–	–	3,969,794
U.S. Energy Infrastructure MLPs	3,554,413	–	–	3,554,413
U.S. General Partners	3,309,227	–	–	3,309,227
Short-Term Investments	16,481	–	–	16,481

TOTAL	$14,512,761	$–	$–	$14,512,761

Alerian MLP ETF
Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Master Limited Partnerships	$8,083,846,741	$–	$–	$8,083,846,741
Short Term Investments	3,589,503	–	–	3,589,503

TOTAL	$8,087,436,244	$–	$–	$8,087,436,244

ALPS Emerging Sector Dividend Dogs ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Malaysia	$–	$889,241	$–	$889,241
Russia	175,467	762,874	–	938,341
Other	7,993,077	–	–	7,993,077
Short Term Investments	5,123	–	–	5,123

TOTAL	$8,173,667	$1,652,115	$–	$9,825,782

ALPS Enhanced Put Write Strategy ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Corporate Bonds	$–	$1,553,805	$–	$1,553,805

TOTAL	$–	$1,553,805	$–	$1,553,805

Other Financial Instruments**

Liabilities
Written Put Options	$(60,829)	$–	$–	$(60,829)

Total	$(60,829)	$–	$–	$(60,829)

ALPS Equal Sector Weight ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Exchange Traded Funds	$133,847,527	$–	$–	$133,847,527
Short Term Investments	78,385	–	–	78,385

TOTAL	$133,925,912	$–	$–	$133,925,912

ALPS International Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
United Kingdom	$2,602,138	$35,465,673	$–	$38,067,811
Other	109,440,812	–	–	109,440,812
Short Term Investments	261,455	–	–	261,455

TOTAL	$112,304,405	$35,465,673	$–	$147,770,078

ALPS Medical Breakthroughs ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$171,415,837	$–	$–	$171,415,837
Rights	–	3,081	–	3,081
Short Term Investments	214,750	–	–	214,750

TOTAL	$171,630,587	$3,081	$–	$171,633,668

ALPS Sector Dividend Dogs ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$1,011,671,165	$–	$–	$1,011,671,165
Short Term Investments	4,681,846	–	–	4,681,846

TOTAL	$1,016,353,011	$–	$–	$1,016,353,011

ALPS Sector Leaders ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$2,371,449	$–	$–	$2,371,449
Short Term Investments	2,454	–	–	2,454

TOTAL	$2,373,903	$–	$–	$2,373,903

ALPS Sector Low Volatility ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$2,437,319	$–	$–	$2,437,319
Short Term Investments	1,500	–	–	1,500

TOTAL	$2,438,819	$–	$–	$2,438,819

ALPS STOXX Europe 600 ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Australia	$–	$26,212	$–	$26,212
Bermuda	1,926	2,900	–	4,826
Germany	736,214	6,067	–	742,281
Ireland	59,560	54,812	–	114,372
Jersey	–	6,020	–	6,020
Jordan	–	3,491	–	3,491
Luxembourg	28,648	2,234	–	30,882
Mexico	–	1,276	–	1,276
South Africa	–	9,209	–	9,209
Switzerland	871,317	32,987	–	904,304
United Kingdom	71,868	1,689,486	–	1,761,354
Other	2,439,758	–	–	2,439,758
Closed-End Funds	2,635	–	–	2,635
Preferred Stocks	44,357	–	–	44,357

TOTAL	$4,256,283	$1,834,694	$–	$6,090,977

Barron’s 400 ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$195,636,399	$–	$–	$195,636,399
Limited Partnerships	6,400,147	–	–	6,400,147
Short Term Investments	1,480,677	–	–	1,480,677

TOTAL	$203,517,223	$–	$–	$203,517,223

Cohen & Steers Global Realty Majors ETF
Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Common Stocks
United Kingdom	$–	$7,002,194	$–	$7,002,194
Other	87,675,922	–	–	87,675,922
Short Term Investments	152,322	–	–	152,322

TOTAL	$87,828,244	$7,002,194	$–	$94,830,438

Global Commodity Equity ETF
Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Common Stocks
Australia	$555,590	$476,370	$–	$1,031,960
Jersey	–	147,564	–	147,564
Malaysia	–	220,399	–	220,399
Russia	–	1,867,911	–	1,867,911
South Africa	337,227	7,775	–	345,002
Switzerland	1,685,362	144,678	–	1,830,040
United Kingdom	412,098	1,724,461	–	2,136,559
Other	24,982,581	–	–	24,982,581
Short Term Investments	81,463	–	–	81,463

TOTAL	$28,054,321	$4,589,158	$–	$32,643,479

Janus Velocity Tail Risk Hedged Large Cap ETF
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total

Exchange Traded Funds	$34,792,517	$–	$–	$34,792,517

Total	$34,792,517	$–	$–	$34,792,517

Other Financial Instruments**

Assets
Total Return Swap Contracts	$–	$549,217	$–	$549,217
Liabilities
Total Return Swap Contracts	–	(164,970)	–	(164,970)

Total	$–	$384,247	$–	$384,247

Janus Velocity Volatility Hedged Large Cap ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total

Exchange Traded Funds	$57,785,385	$–	$–	$57,785,385

Total	$57,785,385	$–	$–	$57,785,385

Other Financial Instruments**

Assets
Total Return Swap Contracts	$–	$243,017	$–	$243,017
Liabilities
Total Return Swap Contracts	–	(358,488)	–	(358,488)

Total	$–	$(115,471)	$–	$(115,472)

RiverFront Strategic Income Fund

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Corporate Bonds	$–	$442,940,477	$–	$442,940,477
Short Term Investments	29,974,022	–	–	29,974,022

TOTAL	$29,974,022	$442,940,477	$–	$472,914,499

Sprott Gold Miners ETF

Investments in Securities at Value *	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$115,793,342	$–	$–	$115,793,342
Short Term Investments	173,538	–	–	173,538

TOTAL	$115,966,880	$–	$–	$115,966,880

Sprott Junior Gold Miners ETF
Investments in Securities at Value *	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$23,245,281	$–	$–	$23,245,281
Short Term Investments	6,917	–	–	6,917

TOTAL	$23,252,198	$–	$–	$23,252,198

U.S. Equity High Volatility Put Write Index Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Short Term Investments	$–	$54,297,919	$–	$54,297,919

Total	$–	$54,297,919	$–	$54,297,919

Other Financial Instruments**

Liabilities
Written Option Contracts	$(1,427,506)	–	$–	$(1,427,506)

Total	$(1,427,506)	$–	$–	$(1,427,506)

Workplace Equality Portfolio

Investments in Securities at Value *	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$8,051,794	$–	$–	$8,051,794
Short Term Investments	177	–	–	177

TOTAL	$8,051,971	$–	$–	$8,051,971

*For a detailed sector or country breakdown, see the accompanying Schedule of Investments.

**Other financial instruments are instruments not reflected in the Schedule of Investments.

Each Fund recognizes transfers between levels as of the end of the period. As of August 31, 2015 the only transfers of securities from Level 1 to Level 2 were for the ALPS Emerging Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS STOXX Europe 600 ETF, the Cohen & Steers Global Realty Majors ETF and the Global Commodity Equity ETF due to foreign exchange holiday closures. For the nine months or period ended August 31, 2015, the other Funds did not have any significant transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Derivative Instruments and Hedging Activities

The following discloses certain Funds’ use of derivative instruments and hedging activities.

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Certain Funds’ investment objectives may permit the Fund to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, foreign currency transactions, and purchased and written options.

Cash collateral that has been pledged to cover derivative obligations of a Fund, cash collateral received from the counterparty and non-cash collateral pledged by a Fund, if any, is noted in each Funds Schedule of Investments.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Market Risk Factors:  In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk:  Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Swaps: Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, a Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank. The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, a Fund may lose such payments altogether, or collect only a portion thereof, which could involve additional costs or delays.

Swap Risk: The Janus Velocity Tail Risk Hedged Large Cap ETF and the Janus Velocity Volatility Hedged Large Cap ETF (the “Velocity Funds”) use swap agreements to obtain exposure to the volatility component of each Velocity Fund’s underlying index. Swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). Each Velocity Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. The swap agreements are traded over the counter. The counterparty to swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions.

As a result, the Velocity Funds are subject to credit risk with respect to amounts they expect to receive from counterparties to swaps entered into as part of the their principal investment strategies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds could suffer significant losses on these contracts and the value of an investor’s investment in the Velocity Funds may decline. The Velocity Funds typically enter into swap transactions only with large, well-capitalized and well-established financial institutions. Swaps are less marketable because they are not traded on an exchange, do not have uniform terms and conditions, and are entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swap agreements may entail breakage costs if terminated prior to the final maturity date.

Option Writing/Purchasing:  The U.S. Equity High Volatility Put Write Index Fund and the ALPS Enhanced Put Write Strategy ETF (the “Put Write Funds”) investment objectives permit the Put Write Funds to purchase derivative contracts, including written options. In doing so, the Put Write Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Put Write Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of each Put Write Fund’s investment objectives, the Put Write Funds will use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk:  The value of the options sold by each Put Write Fund is based on the value of the instruments directly or indirectly underlying such options. Accordingly, the Put Write Funds are exposed to equity risk, which is the risk that the value of the underlying stocks’ or ETFs’ underlying options written by each Put Write Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stocks or ETF’s participate, or factors relating to specific companies. In such event, the value of the options sold by each Put Write Fund will likely decline. Additionally, if the value of the stocks’ or ETFs’ underlying the options sold by each Put Write Fund increases, a Fund’s returns will not increase accordingly.

Put Option Risk: Options are generally subject to volatile swings in price based on changes in value of the underlying instrument, and the options written by the U.S. Equity High Volatility Put Write Index Fund may be particularly subject to this risk because the underlying stocks are selected by the Index Provider to have high volatility. The Put Write Funds will incur a form of economic leverage through its use of options, which will increase the volatility of the Put Write Funds’ returns and may increase the risk of loss to the Put Write Funds. While the Put Write Funds will collect premiums on the options it writes, each Put Write Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to each Fund from the receipt of such option premiums. The Put Write Funds will either earmark or segregate sufficient liquid assets to cover their obligations under each option on an ongoing basis. Moreover, the options sold by each Put Write Fund may have imperfect correlation to the returns of their underlying stocks or ETFs.

Implied Volatility Risk: When each Put Write Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes in the money or expires worthless). The value of the options in which the Put Write Funds invest is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks or ETFs do not change), which will result in a corresponding increase in the liabilities of the each Put Write Fund under such options and thus decrease the Fund’s NAV. The Put Write Funds are therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by a Fund will increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies.

Transactions in written put option contracts during the nine months or period ended August 31, 2015 were as follows:

ALPS Enhanced Put Write Strategy ETF	Written Put Options

	Number of Contracts	Premiums Received

Options outstanding at July 7, 2015	-	$-
Options written	(104)	126,289
Options exercised	30	(7,440)
Options expired	41	(27,541)
Options closed	9	(24,813)

Options outstanding at August 31, 2015	(24)	66,495

Market Value at August 31, 2015		$(60,829)

U.S. High Volatility Put Write Index Fund	Written Put Options

	Number of Contracts	Premiums Received

Options outstanding at November 30, 2014	(13,222)	$1,557,855
Options written	(82,941)	7,800,166
Options exercised	17,594	(1,341,745)
Options expired	54,707	(5,416,678)
Options closed	1,952	(169,479)

Options outstanding at August 31, 2015	(21,910)	2,430,119

Market Value at August 31, 2015		$(1,427,506)

The average written option contracts volume for ALPS Enhanced Put Write Stragegy ETF and U.S. High Volatility Put Write Index Fund was 32 and 15,241, respectively, during the nine months or period ended August 31, 2015.

4. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

As of August 31, 2015, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes

Alerian Energy Infrastructure ETF	$389,702	$(3,786,970)	$(3,397,268)	$17,910,029
Alerian MLP ETF	2,565,463,138	(908,626,118)	1,656,837, 020	6,430,599,224
ALPS Emerging Sector Dividend Dogs ETF	565,060	(2,545,766)	(1,980,706)	11,806,488
ALPS Enhanced Put Write Strategy ETF	28	(207)	(179)	1,553,984
ALPS Equal Sector Weight ETF	19,840,004	(4,520,664)	15,319,340	118,606,572
ALPS International Sector Dividend Dogs ETF	4,653,914	(23,484,872)	(18,830,958)	166,601,036
ALPS Medical Breakthroughs ETF	9,269,801	(25,927,842)	(16,658,041)	188,291,709
ALPS Sector Dividend Dogs ETF	41,162,369	(130,592,938)	(89,430,569)	1,105,783,580
ALPS Sector Leaders ETF	55,258	(193,135)	(137,877)	2,511,780
ALPS Sector Low Volatility ETF	41,778	(111,439)	(69,661)	2,508,480
ALPS STOXX Europe 600 ETF	272,879	(548,447)	(275,568)	6,366,545
Barron’s 400 ETF	16,496,592	(22,805,723)	(6,309,131)	209,826,354
Cohen & Steers Global Realty Majors ETF	13,132,413	(6,496,257)	6,636,156	88,194,282
Global Commodity Equity ETF	1,608,740	(17,067,988)	(15,459,248)	48,102,727
Janus Velocity Tail Risk Hedged Large Cap ETF	1,454,334	(365,727)	1,088,607	33,703,910
Janus Velocity Volatility Hedged Large Cap ETF	1,458,764	(799,810)	658,954	57,126,431
RiverFront Strategic Income Fund	1,414,831	(7,325,961)	(5,911,130)	478,825,629

As of August 31, 2015, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes

Sprott Gold Miners ETF	–	(53,463,840)	(53,463,840)	169,430,720
Sprott Junior Gold Miners ETF	459,380	(4,842,582)	(4,383,202)	27,635,400
U.S. Equity High Volatility Put Write Index Fund	1,424	(127)	1,297	54,296,622
Workplace Equality Portfolio Fund	439,750	(617,219)	(177,469)	8,229,440

5. Return of Capital Estimates

The Alerian MLP ETF (the “Alerian Fund”) expects a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) to be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

6. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource- based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this Report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended, and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this Report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	October 26, 2015

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan
Treasurer (Principal Financial Officer)

Date:	October 26, 2015